UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Item 1. REPORTS TO STOCKHOLDERS.
(a)

Adaptive ETFs

ANNUAL REPORT
For the Fiscal Year Ended May 31, 2022

Adaptive Alpha Opportunities ETF
(formerly known as Adaptive Growth Opportunities ETF)
Adaptive High Income ETF
(formerly known as Adaptive Hedged High Income Fund)
AI Quality Growth ETF
(formerly known as Adaptive Fundamental Growth Fund)
RH Hedged Multi-Asset Income ETF
(formerly known as Adaptive Hedged Multi-Asset Income Fund)
RH Tactical Outlook ETF
(formerly known as Adaptive Tactical Outlook Fund)
RH Tactical Rotation ETF
(formerly known as Adaptive Tactical Rotation Fund)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Adaptive ETFs (the “ETFs”). The ETFs’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETFs’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the ETFs nor the ETFs’ distributor is a bank.

The Adaptive ETFs are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Adaptive ETFs, including their principals, and Capital Investment Group, Inc.

Table of Contents

Letter to Shareholders	.....................................................................................................................................................................................1-4
Performance Update	....................................................................................................................................................................................5-16
Schedule of Investments	..................................................................................................................................................................................17-25
Statements of Assets and Liabilities	.......................................................................................................................................................................................26
Statements of Operations	.......................................................................................................................................................................................27
Statements of Changes in Net Assets	..................................................................................................................................................................................28-30
Financial Highlights	..................................................................................................................................................................................31-36
Notes to Financial Statements	..................................................................................................................................................................................37-57
Report of Registered Independent Accounting Firm	..................................................................................................................................................................................58-59
Additional Information	..................................................................................................................................................................................60-65

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Adaptive ETF (the “ETFs”) and of the market in general and statements of the ETFs’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETFs carefully before investing. The prospectus contains this and other information about the ETFs. A copy of the prospectus is available at https://docs.nottinghamco.com/Adaptive or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the Adaptive ETFs:

See Our Web site @ adaptivefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

(Unaudited)
Dear Investor,
We appreciate the opportunity to present the annual report for the period ending May 31, 2022.
Macro Commentary
The S&P 500 ended 2021 at an all-time high on December 31, 2021 at 4,766.18. However, as we near the midpoint of 2022 global equity markets have experienced negative returns and a corresponding higher volatility environment. Contributing factors include rising inflationary pressures globally, ongoing war between Russian and Ukraine, and the commencement of an interest rate hiking cycle by the US Federal Reserve and other global central banks. The economy in the first half of 2022 has faced inflationary pressures in the US as consumer prices maintained an upward trend and hitting a 40-year high in January 2022.  Rising inflationary pressures were initially viewed as transitory by the Federal Reserve in late 2021, however continued rising inflation caused the FOMC to become more hawkish and signal faster rate increases through 2022. In late February the Russia invasion of Ukraine added to inflationary pressures as oil and commodity prices soared higher. In our view, this additional geopolitical risk continued to increase volatility causing global equity indices to decline. Inflationary pressures have also impacted the fixed income markets. The 10-year US Treasury yield has risen from the beginning of the year to over 3% yield from expectations of rising inflation and continued aggressive Fed rate increase.
In addition to raising rates, the Federal Reserve will start withdrawing liquidity in the system through “quantitative tightening”. The process results in the Federal Reserve reducing the $9 trillion balance sheet 1starting in June and has contributed to equity and fixed income market volatility.
In our view, equity market risks and the potential for elevated volatility are likely to continue through 2022 as many contributing factors provide headwinds for global equity markets. A resolution to the Russia – Ukraine war appears unlikely in the short term. Central bank’s monetary policies to fight inflation may not support economic growth and earnings growth. On the positive side, the US may avoid a recession in 2022 as the economy has been very resilient with stronger economic activity2 following Covid-19 the reopening globally. Historically, equities have been effective at hedging inflation and equity returns have outpaced inflation rates over the long term.3 Fixed Income also should play a meaningful role in diversified portfolios as they may protect portfolios from higher volatility in equity markets.
With markets today surrounded with heightened inflationary risks, higher equity valuations, and potential US interest rate increases, in our view, it will be prudent to avoid unnecessary risks and maintain a disciplined investment philosophy. We still believe that the portfolio construction of our Adaptive equity and fixed income funds adhere to the theory of adaptive correlation and offer a flexible way to off-set short-term market events. Our goal is not to completely avoid downside in a severe bear market but have portfolios that can mitigate downside volatility. We believe risk management and the effective use of tactical portfolios will serve investors well and help them meet their goals.

1 The Fed - May 2022 (federalreserve.gov)
2 Gross Domestic Product (GDP) | FRED | St. Louis Fed (stlouisfed.org)
3 FRED, Kenneth R. French Data Library, FactorResearch

Market and Fund Performance Recap
Recapping market performance as of May 31st, the S&P 500 is down -12.76% from the beginning of 2022, and the Barclays U.S. Aggregate Bond index is down -8.92%. US small cap equities have underperformed large cap equities and value has outperformed growth YTD. The Russell 1000 Growth index was -21.88% vs Russell 1000 Value index down -4.52% from the start of the year through the end of May. The YTD% returns for International developed markets have been negative also with the S&P Global BMI down -12.94% since the beginning of 2022 through the end of May. US High Yield corporate bonds also experienced a negative YTD return. The Bloomberg Capital High Yield Index was down -7.32% through the end of May from the start of the year.
The performance of each Adaptive Fund shown below has been impacted by many elements described in our commentary.4 The relative underperformance in AI Quality Growth ETF attributed to the US large cap growth sector underperforming the S&P Global BMI. RH Tactical Rotation ETF maintained a balance of Growth and Value, and RH Tactical Outlook ETF positioned across large cap, mid cap, small caps and resulted in higher relative performance vs Morningstar Moderate Aggressive Target Return index. The Adaptive High Income ETF allocation with a concentration in high yield fallen angels and deployed risk off cash allocations to protect total returns and outperformed the Bloomberg Global High Yield index. RH Hedged Multi Asset Income outperformed the Barclays Aggregate as allocations to covered calls and commodities supported total return. Adaptive Alpha Opportunities ETF outperformed the S&P Global BMI as the fund maintains diversification across growth, value, international and commodities.
Given the ‘Risk Off’ environment through 2022 YTD, Adaptive has utilized various put option hedges cash positions in most of the funds for downside protection and likely will continue through 2022.
Adaptive Alpha Opportunities ETF’s use of put options had a minimal positive impact on its performance, accounting for 34 bps of positive performance for the fiscal year end. AI Quality Growth’s use of put options had a minimal positive impact on its performance accounting for 1% of positive performance for the fiscal year end. RH Tactical Rotation’s use of option collars had a minimal positive impact on its performance accounting for 96 bps of positive performance for the fiscal year end.

Adaptive Alpha Opportunities ETF
For the fiscal year ended May 31, 2022 in the Adaptive Alpha Opportunities ETF, the return on the ETF was -8.05%. This compares to a -7.39% for the Morningstar Moderate Aggressive Target Risk TR Index over the same period.
Adaptive High Income ETF
For the fiscal year ended May 31, 2022 in the Adaptive High Income ETF, the return on the ETF was  -8.35%.  This compares to -10.82% for the Bloomberg Global High-Yield Index over the same period.
AI Quality Growth ETF
For the fiscal year ended May 31, 2022 in the AI Quality Growth ETF, the return on the ETF was -11.55%. This compares to -7.39% for the Morningstar Moderate Aggressive Target Risk TR Index over the same period.

4 Performance and benchmark returns: Morningstar Direct

RH Hedged Multi-Asset Income ETF
For the fiscal year ended May 31, 2022 in the RH Hedged Multi-Asset Income ETF, the return on the ETF was -6.98%. This compares to a -8.22% for the Bloomberg Capital US Aggregate Bond Index over the same period.
RH Tactical Outlook ETF
For the fiscal year ended May 31, 2022 in the RH Tactical Outlook ETF, the return on the ETF was -5.05%. This compares to -0.30% for the S&P 500 Total Return Index over the same time period.
RH Tactical Rotation ETF
For the fiscal year ended May 31, 2022 in the RH Tactical Rotation ETF, the return on the ETF was -4.64%.  This compares to -7.39% for the Morningstar Moderate Aggressive Target Risk TR Index over the same time period.
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Funds at 800-773-3863. Fee waivers and expense reimbursements have positively impacted the Funds’ performance.

Summary
Adaptive Investments has designed our suite of products to be suitable for investors seeking the capture of benchmark-like performance in up markets along with the comfort of having a safety net of downside protection built into each Fund offering to reduce asset loss in bear markets. Our Funds are built around the concept that investors can experience benchmark results over a full market cycle, when compared to a static asset allocation, or buy-and-hold investing, with less fear during times of market duress. As markets continue to experience elevated volatility and risk of higher drawdowns, our goal at Adaptive is to deliver investment products that can achieve market returns in bull markets and tactically seek to manage risk and downside volatility when markets eventually move into bear market territory.
Adaptive Investments completed the conversion of all our mutual funds to ETFs in November of 2021 as Adaptive became one of the first firms in the industry to complete a conversion.  Positioning to ETFs has advantages of reducing costs, potentially enhancing tax benefits for shareholders, adding transparency, and enabling more favorable execution for many advisors.

Thank you for the continued opportunity to serve you.

Greg Rutherford	Scott Wetherington
Adaptive Investments	Adaptive Investments

Disclosures:
An investment in the Adaptive ETFs is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Generally, the Funds will be subject to the following additional risks: Mortgage-Backed Securities Risk, Asset-Backed Securities Investment Risk, Rating Agencies Risk, Commodities Risk, Quantitative Model Risk, Small-Cap and Mid-Cap Securities Risk, Inverse ETF Risk, Managed Volatility Risk, Options Risk, Liquidity Risk, Credit Risk, LIBOR Risk, U.S. Government Securities Risk, Common Stock Risk, Fixed Income Risk, Leveraged and Inverse ETF Risk, Convertible Securities Risk, Corporate Debt Securities Risk, Equity Securities Risk, MLPs Risk, Hedging Risk, Cash and Cash Equivalents Risk, Portfolio Turnover Risk, Preferred Equity Risk, REIT Risk, ETF Investing Risk, ETN Risk, Fund Investing Risk, Control of Portfolio Funds Risk, Foreign Securities and Emerging Markets Risk, High-Yield Risk, Inflation Risk, Interest Rate Risk, Quantitative Risk, COVID-19 Risk, Cybersecurity Risk, Investment Advisor Risk, Management Risk, Large-Cap Securities Risk, Market Risk, Authorized Participant Risk, ETF Structure Risk, and Early Close/Trading Halt Risk. While the shares of the Fund are tradable on secondary markets, they may not readily trade in all market conditions and may trade at significant discounts in periods of market stress. ETFs trade like stocks, are subject to investment risks, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns. More information about these risks can be found in the Fund's prospectus.
An investor should consider the investment objectives, risks, charges, and expenses of the Funds before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.adaptiveetfs.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing. Current and future holdings are subject to change and risk.
The Adaptive ETFs are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609. There is no affiliation between Adaptive Investments, including their principals, and Capital Investment Group, Inc.

RCADP0722001

Adaptive Alpha Opportunities ETF
Performance Update (Unaudited)
For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2022

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Alpha Opportunities ETF versus the Morningstar Moderate Aggressive Target Risk TR Index.  It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2022	Year	Year	Inception	Date
Adaptive Alpha Opportunities ETF (a)	(8.05)%	12.63%	11.27%	09/20/12
Morningstar Moderate Aggressive Target Risk TR Index	(7.39)%	7.72%	8.19%	N/A
(a) NAV Return shown.

Adaptive Alpha Opportunities ETF
Performance Update (Unaudited)
For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers) (other than the Advisor)) to not more than 1.25% of the average daily net assets of the ETF  through September 30, 2022. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would still be 1.89% per the Fund’s most recent prospectus dated September 2, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive High Income ETF
Performance Update (Unaudited)
For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2022

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive High Income ETF versus the Bloomberg Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2022	Year	Year	Inception	Date
Adaptive High Income ETF (a)	(8.35)%	1.57%	3.33%	09/20/12
Bloomberg Capital Global High-Yield Index	(10.82)%	1.74%	3.82%	N/A
(a) NAV Return shown.

Adaptive High Income ETF
Performance Update (Unaudited)
For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers) (other than the Advisor)) to not more than 0.60% of the average daily net assets of the Fund through September 30, 2022. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.64% per the Fund’s most recent summary prospectus dated November 12, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

AI Quality Growth ETF
Performance Update (Unaudited)
For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2022

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of AI Quality Growth ETF versus the Morningstar Moderate Aggressive Target Risk TR Index.  It is important to note that the Fund is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2022	Year	Year	Inception	Date
AI Quality Growth ETF (a)	(11.55)%	5.76%	7.17%	10/17/13
Morningstar Moderate Aggressive Target Risk TR Index	(7.39)%	7.72%	7.28%	N/A
(a) NAV Return shown.

AI Quality Growth ETF
Performance Update (Unaudited)
For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers) (other than the Advisor)) to not more than 0.95% of the average daily net assets of the Fund through September 30, 2022. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.48% per the Fund’s most recent summary prospectus dated November 12, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

RH Hedged Multi-Asset Income ETF
Performance Update (Unaudited)
For the period from May 31, 2012 through May 31, 2022

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of RH Hedged Multi-Asset Income ETF versus the Bloomberg Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Ten
May 31, 2022	Year	Year	Year
RH Hedged Multi-Asset Income ETF (a)	(6.98)%	0.44%	2.39%
Bloomberg Capital US Aggregate Bond Index	(8.22)%	1.18%	1.71%
(a) NAV Return shown.

RH Hedged Multi-Asset Income ETF
Performance Update (Unaudited)
For the period from May 31, 2012 through May 31, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers) (other than the Advisor)) to not more than 0.85% of the average daily net assets of the Fund through September 30, 2022. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.54% per the Fund’s most recent summary prospectus dated November 12, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

RH Tactical Outlook ETF
Performance Update (Unaudited)
For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2022

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of RH Tactical Outlook ETF versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2022	Year	Year	Inception	Date
RH Tactical Outlook ETF (a)	(5.05)%	5.84%	6.44%	09/20/12
S&P 500 Total Return Index	(0.30)%	13.38%	13.52%	N/A
(a) NAV Return shown.

RH Tactical Outlook ETF
Performance Update (Unaudited)
For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers) (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2022. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.59% per the Fund’s most recent summary prospectus dated November 12, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

RH Tactical Rotation ETF
Performance Update (Unaudited)
For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2022

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of RH Tactical Rotation ETF versus the Morningstar Moderate Aggressive Target Risk TR Index.  It is important to note that the Fund is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2022	Year	Year	Inception	Date
RH Tactical Rotation ETF (a)	(4.64)%	3.57%	5.86%	09/20/12
Morningstar Moderate Aggressive Target Risk TR Index	(7.39)%	7.72%	8.19%	N/A
(a) NAV Return shown.

RH Tactical Rotation ETF
Performance Update (Unaudited)
For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2022

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers) (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2022. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.28% per the Fund’s most recent summary prospectus dated November 12, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Alpha Opportunities ETF
Schedule of Investments
As of May 31, 2022
	Shares	Value (Note 1)
COMMON STOCKS - 3.41%
Communication Services - 0.52%
* Netflix Inc	5,508	$ 1,087,500

Financials - 1.35%
Ameriprise Financial, Inc.	2,233	616,911
Bank of America Corp.	14,416	536,275
Charles Schwab Corp.	8,181	573,488
JP Morgan Chase & Co.	3,755	496,524
Raymond James Financial, Inc.	6,530	643,140
		2,866,338
Information Technology - 1.54%
Intuit, Inc.	1,224	507,299
Microsoft Corp.	2,727	741,389
Oracle Corp.	9,256	665,692
* Paycom Software, Inc.	1,315	373,907
* salesforce.com, Inc.	3,106	497,705
* Tyler Technologies, Inc.	1,340	476,799
		3,262,791
Total Common Stocks (Cost $9,121,922)		7,216,629

EXCHANGE-TRADED PRODUCTS - 94.34%
Commodity - 11.65%
Global X Lithium & Battery Tech ETF	83,903	6,176,100
* Invesco DB Commodity Index Tracking Fund	642,513	18,504,374
		24,680,474
Communication Services - 2.71%
* ETFMG Prime Mobile Payments ETF	124,830	5,734,690

Consumer Discretionary - 1.54%
* Amplify Online Retail ETF	67,776	3,268,159

Debt - 1.70%
SPDR Bloomberg Convertible Securities ETF	52,436	3,603,926

Energy - 3.98%
The Energy Select Sector SPDR Fund	96,732	8,435,030

Financials - 20.22%
Invesco QQQ Trust Series 1	19,952	6,150,803
iShares U.S. Broker-Dealers & Securities Exchanges ETF	61,018	5,637,453
SPDR S&P Capital Markets ETF	58,428	4,792,265
SPDR S&P Regional Banking ETF	123,528	7,939,145
The Financial Select Sector SPDR Fund	383,016	13,585,578
Vanguard Financials ETF	54,465	4,731,919
		42,837,163
Health Care - 6.14%
* Invesco DWA Healthcare ETF	48,913	5,824,071
iShares U.S. Medical ETF	83,414	4,540,224
SPDR S&P Health Care Services ETF	30,602	2,644,900
		13,009,195
		(Continued)

Adaptive Alpha Opportunities ETF - Continued
Schedule of Investments
As of May 31, 2022
	Shares	Value (Note 1)
EXCHANGE-TRADED PRODUCTS - CONTINUED
Industrials - 6.40%
SPDR S&P Aerospace & Defense ETF	44,273	4,790,781
The Industrial Select Sector SPDR Fund	92,677	8,776,512
		13,567,293
Information Technology - 19.91%
First Trust Cloud Computing ETF	107,911	7,599,093
Invesco S&P 500 Equal Weight Technology ETF	36,551	9,691,132
* O'Shares Global Internet Giants ETF	90,963	2,571,524
The Technology Select Sector SPDR Fund	78,907	11,082,488
VanEck Semiconductor ETF	45,892	11,224,265
		42,168,502
International - 11.04%
iShares MSCI Austria ETF	69,272	1,492,119
iShares MSCI EAFE ETF	149,154	10,442,272
iShares MSCI Taiwan ETF	90,150	5,143,959
VanEck Vietnam ETF	393,699	6,314,932
		23,393,282
Manufacturing - 6.26%
* Invesco DB Agriculture Fund	602,651	13,252,295

Materials - 2.79%
Vanguard Materials ETF	31,447	5,917,696
Total Exchange-Traded Products (Cost $203,061,695)		199,867,705

SHORT-TERM INVESTMENT - 6.04%
§ Dreyfus Treasury Securities Cash Management Admin, 0.01%
(Cost $12,796,759)	12,796,759	12,796,759

Investments, at Value (Cost $224,980,376) - 103.79%		$ 219,881,093
Liabilities in Excess of Other Assets - (3.79%)		(8,031,721)
Net Assets - 100.00%		$ 211,849,372

* Non-income producing investment
§ Represents 7-day effective SEC yield as of May 31, 2022.

		(Continued)

Adaptive Alpha Opportunities ETF - Continued
Schedule of Investments
As of May 31, 2022

Summary of Investments
by Sector
	% of Net Assets	Value
Common Stocks:
Communication Services	0.52%	$ 1,087,500
Financials	1.35%	2,866,338
Information Technology	1.54%	3,262,791
Exchange-Traded Products:
Commodity	11.65%	24,680,474
Communication Services	2.71%	5,734,690
Consumer Discretionary	1.54%	3,268,159
Debt	1.70%	3,603,926
Energy	3.98%	8,435,030
Financials	20.22%	42,837,163
Health Care	6.14%	13,009,195
Industrials	6.40%	13,567,293
Information Technology	19.91%	42,168,502
International	11.04%	23,393,282
Manufacturing	6.26%	13,252,295
Materials	2.79%	5,917,696
Short-Term Investment	6.04%	12,796,759
Liabilities in Excess of Other Assets	(3.79%)	(8,031,721)
Total Net Assets	100.00%	$ 211,849,372

See Notes to Financial Statements

Adaptive High Income ETF
Schedule of Investments
As of May 31, 2022
	Shares	Value (Note 1)
EXCHANGE-TRADED PRODUCTS - 96.71%
Debt Funds - 75.45%
iShares Broad USD High Yield Corporate Bond ETF	709,971	$ 26,616,813
iShares Fallen Angels USD Bond ETF	283,447	7,500,008
		34,116,821
Energy Funds - 9.23%
The Energy Select Sector SPDR Fund	22,132	1,929,910
Global X MLP ETF	52,904	2,242,072
		4,171,982
Large-Cap Funds - 12.03%
Invesco QQQ Trust Series 1	11,567	3,565,875
The Financial Select Sector SPDR Fund	52,905	1,876,540
		5,442,415
Total Exchange-Traded Products (Cost $43,126,451)		43,731,218

SHORT-TERM INVESTMENT - 49.07%
§ Fidelity Institutional Government Portfolio, 0.01%
(Cost $22,189,843)	22,189,843	22,189,843

Investments, at Value (Cost $65,316,295) - 145.78%		$ 65,921,061
Liabilities in Excess of Other Assets - (45.78%)		(20,700,927)
Net Assets - 100.00%		$ 45,220,134

§ Represents 7 day effective SEC yield as of May 31, 2022.

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Debt Funds	75.45%	$ 34,116,821
Energy Funds	9.23%	4,171,982
Large-Cap Funds	12.03%	5,442,415
Short-Term Investment	49.07%	22,189,843
Liabilities in Excess of Other Assets	(45.78%)	(20,700,927)
Total Net Assets	100.00%	$ 45,220,134

See Notes to Financial Statements

AI Quality Growth ETF
Schedule of Investments
As of May 31, 2022
		Shares	Value (Note 1)
COMMON STOCKS - 90.09%
Business Services - 8.64%
	Accenture PLC - Class A	3,718	$ 1,109,674
*	Fair Isaac Corp.	2,140	876,437
	MSCI, Inc.	2,085	922,300
*	Shopify, Inc. - Class A	2,456	921,295
			3,829,706
Communication Services - 11.82%
*	Alphabet, Inc. - Class C	437	996,701
*	Amazon.com, Inc.	396	952,059
	Apple, Inc.	6,993	1,040,838
*	Meta Platforms, Inc. - Class A	4,206	814,450
*	Netflix, Inc.	2,182	430,814
*	The Walt Disney Co.	9,116	1,006,771
			5,241,633
Consumer Discretionary - 13.87%
*	Booking Holdings, Inc.	484	1,085,883
	The Coca-Cola Co.	16,081	1,019,214
	Costco Wholesale Corp.	2,292	1,068,576
	Estee Lauder Cos., Inc. - Class A	4,073	1,037,189
	NIKE, Inc.	8,537	1,014,622
	Starbucks Corp.	11,763	923,396
			6,148,880
Financials - 12.00%
	Intuit, Inc.	2,245	930,463
	Lockheed Martin Corp.	2,239	985,406
	Moody's Corp.	2,600	784,082
*	PayPal Holdings, Inc.	6,009	512,027
	S&P Global, Inc.	3,023	1,056,478
	Visa, Inc. - Class A	4,953	1,050,878
			5,319,334
Health Care - 11.72%
	Abbott Laboratories	8,754	1,028,245
	Eli Lilly & Co.	3,357	1,052,218
	Procter & Gamble Co.	6,768	1,000,852
	UnitedHealth Group, Inc.	2,109	1,047,709
	Zoetis, Inc. - Class A	6,228	1,064,552
			5,193,576
Industrials - 2.34%
	Thermo Fisher Scientific, Inc.	1,829	1,038,086

Information Technology - 17.90%
*	Adobe Systems, Inc.	1,542	642,212
*	Align Technology, Inc.	2,097	582,211
*	Fortinet, Inc.	3,673	1,080,376
	Lam Research Corp.	2,064	1,073,342
	Microsoft Corp.	3,893	1,058,390
	NVIDIA Corp.	4,753	887,480
*	salesforce.com, Inc.	4,860	778,766

			(Continued)

AI Quality Growth ETF
Schedule of Investments - Continued
As of May 31, 2022
	Shares	Value (Note 1)
COMMON STOCKS - CONTINUED
Information Technology - Continued
* ServiceNow, Inc.	2,069	967,195
* Trade Desk, Inc.	16,606	864,342
		7,934,314
Materials - 9.56%
Applied Materials, Inc.	8,834	1,036,140
Danaher Corp.	4,145	1,093,534
The Home Depot, Inc.	3,465	1,049,029
United Parcel Service, Inc. - Class B	5,807	1,058,326
		4,237,029
Real Estate - 2.24%
American Tower Corp.	3,878	993,272
Total Common Stocks (Cost $41,290,223)		39,935,830

EXCHANGE-TRADED PRODUCTS - 3.61%
ProShares UltraPro S&P 500	22,730	1,055,809
ProShares UltraPro QQQ	16,500	545,325
Total Exchange-Traded Products (Cost $1,507,762)		1,601,134

Investments, at Value (Cost $42,797,985) - 93.70%		$ 41,536,964
Other Assets Less Liabilities - 6.30%		2,793,738
Net Assets - 100.00%		$ 44,330,702

* Non-income producing investment

Summary of Investments
by Sector
	% of Net Assets	Value
Common Stocks:
Business Services	8.64%	$ 3,829,706
Communication Services	11.82%	5,241,633
Consumer Discretionary	13.87%	6,148,880
Financials	12.00%	5,319,334
Health Care	11.72%	5,193,576
Industrials	2.34%	1,038,086
Information Technology	17.90%	7,934,314
Materials	9.56%	4,237,029
Real Estate	2.24%	993,272
Exchange-Traded Products	3.61%	1,601,134
Other Assets Less Liabilities	6.30%	2,793,738
Total Net Assets	100.00%	$ 44,330,702

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF
Schedule of Investments
As of May 31, 2022
			Shares	Value (Note 1)
EXCHANGE-TRADED PRODUCTS - 87.28%
Commodity Funds 28.54%
	Credit Suisse X-Links Crude Oil Shares Covered Call ETN		712,901	$ 4,092,052
Credit Suisse X-Links Gold Shares Covered Call ETN			1,232,543	9,811,042
				13,903,094
Debt Funds - 20.52%
iShares 20+ Year Treasury Bond ETF			51,492	6,001,908
SPDR Portfolio TIPS ETF			138,818	3,993,794
				9,995,702
Large-Cap Funds - 33.69%
Global X Nasdaq 100 Covered Call ETF			433,397	7,814,148
Global X S&P 500 Covered Call ETF			193,531	8,594,711
				16,408,859
Small-Cap Fund - 4.53%
Global X Russell 2000 Covered Call ETF			103,587	2,207,439

Total Exchange-Traded Products (Cost $46,554,749)				42,515,094
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.03%	Principal	Interest Rate	Maturity Date
WL Collateral 1.03%
American Home Mortgage Investment Trust 2004-1	$ 185,001	3.720%	4/25/2044	190,024
CWALT, Inc. 2005-J11	127,754	5.000%	3/25/2022	127,754
CWALT, Inc. 2006-28CB	574,948	6.500%	10/25/2036	183,804
	Total Collateralized Mortgage Obligations (Cost $449,775)			501,582

SHORT-TERM INVESTMENT - 13.13%
§ Fidelity Institutional Government Portfolio, 0.01%
(Cost $6,396,181)			6,396,181	6,396,181

Investments, at Value (Cost $53,400,705) - 101.44%				$ 49,412,857
Liabilities in Excess of Other Assets - (1.44%)				(701,743)
Net Assets - 100.00%				$ 48,711,114

§ Represents 7-day effective SEC yield as of May 31, 2022.

Summary of Investments
by Sector
	% of Net Assets		Value
Exchange-Traded Products:
Commodity Funds	28.54%		$ 13,903,094
Debt Funds	20.52%		9,995,702
Large-Cap Funds	33.69%		16,408,859
Small-Cap Fund	4.53%		2,207,439
Collateralized Mortgage Obligations	1.03%		501,582
Short-Term Investment	13.13%		6,396,181
Liabilities in Excess of Other Assets	(1.44%)		(701,743)
Total Net Assets	100.00%		$ 48,711,114

See Notes to Financial Statements

RH Tactical Outlook ETF
Schedule of Investments
As of May 31, 2022
	Shares	Value (Note 1)
EXCHANGE-TRADED PRODUCTS - 82.77%
Commodity Funds - 4.73%
* SPDR Gold Shares ETF	3,608	$ 617,473
* iShares Silver Trust	34,649	687,436
		1,304,909
Energy Funds - 6.30%
SPDR S&P Oil & Gas Exploration & Production ETF	5,816	899,328
VanEck Oil Services ETF	2,859	839,002
		1,738,330
Large-Cap Funds - 49.78%
* MicroSectors FANG+ Index 3X Leveraged ETN	152,637	1,518,738
Invesco QQQ Trust Series 1	9,156	2,822,612
iShares Core S&P 500 ETF	14,161	5,874,974
iShares MSCI USA Min Vol Factor ETF	47,978	3,524,464
		13,740,788
Mid-Cap Funds - 14.33%
iShares Core S&P Mid-Cap ETF	15,754	3,957,090

Small-Cap Funds - 7.63%
iShares Russell 2000 ETF	11,374	2,107,716

Investments, at Value (Cost $22,707,409) - 82.77%		$ 22,848,833
Other Assets Less Liabilities - 17.23%		4,756,095
Net Assets - 100.00%		$ 27,604,928

* Non-income producing investment

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Commodity Funds	4.73%	$ 1,304,909
Energy Funds	6.30%	1,738,330
Large-Cap Funds	49.78%	13,740,788
Mid-Cap Funds	14.33%	3,957,090
Small-Cap Funds	7.63%	2,107,716
Other Assets Less Liabilities	17.23%	4,756,095
Total Net Assets	100.00%	$ 27,604,928

See Notes to Financial Statements

RH Tactical Rotation ETF
Schedule of Investments
As of May 31, 2022
	Shares	Value (Note 1)
EXCHANGE-TRADED PRODUCTS - 95.71%
Growth Funds - 2.96%
SPDR Portfolio S&P 500 Growth ETF	14,245	$ 813,247

Large-Cap Funds - 72.75%
* MicroSectors FANG+ Index 3X Leveraged ETN	248,623	2,473,799
SPDR S&P 500 ETF Trust	42,428	17,519,794
		19,993,593
Value Funds - 20.00%
SPDR Portfolio S&P Value ETF	136,230	5,496,881

Investments, at Value (Cost $26,653,853) - 95.71%		$ 26,303,721
Other Assets Less Liabilities - 4.29%		1,180,308
Net Assets - 100.00%		$ 27,484,029

* Non-income producing investment

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Growth Funds	2.96%	$ 813,247
Large-Cap Funds	72.75%	19,993,593
Value Funds	20.00%	5,496,881
Other Assets Less Liabilities	4.29%	1,180,308
Total Net Assets	100.00%	$ 27,484,029

See Notes to Financial Statements

Adaptive ETFs
Statements of Assets and Liabilities
As of May 31, 2022	863	854		872	801		860	851
	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF		AI Quality Growth ETF	RH Hedged Multi- Asset Income ETF		RH Tactical Outlook ETF	RH Tactical Rotation ETF
Assets:
Investments, at value	$219,881,093	$65,921,061		$41,536,964	$49,412,857		$22,848,833	$26,303,721
Cash	-	689		2,792,324	-		8,893,007	1,225,714
Receivables:
Investment sold	1,062,827	305,294		-	-		-	-
Dividends	1,701	-		36,825	184,616		-	-
Interest	2,066	14,000		-	6,967		-	-
Prepaid insurance expense	3,918	3,198		3,191	3,254		3,033	3,018

Total assets	220,951,605	66,244,242		44,369,304	49,607,694		31,744,873	27,532,453

Liabilities:
Due to Custodian (Note 1)	7,813,372	-		-	-		-	-
Payables:
Investment purchased	-	20,986,721		-	-		4,101,404	-
Fund shares sold	1,122,976	-		-	598,295		-	-
Accrued expenses:
Tax expenses (note 1)	-	-		-	243,384		-	-
Advisory fees	103,622	6,751		12,908	15,457		12,363	10,588
Professional fees	29,085	21,777		20,527	24,618		20,686	22,384
Trustee fees and meeting expenses	2,409	2,272		2,496	2,022		2,147	2,419
Operational expenses	30,375	6,248		2,294	12,441		3,025	12,813
Other expenses	394	339		377	363		320	220

Total liabilities	9,102,233	21,024,108		38,602	896,580		4,139,945	48,424

Total Net Assets	$211,849,372	$45,220,134		$44,330,702	$48,711,114		$27,604,928	$27,484,029

Net Assets Consist of:
Paid in capital	$221,486,881	$51,930,090		$46,077,172	$56,597,167		$29,791,371	$33,174,741
Accumulated deficit	(9,637,509)	(6,709,956)		(1,746,470)	(7,886,053)		(2,186,443)	(5,690,712)

Total Net Assets	$211,849,372	$45,220,134		$44,330,702	$48,711,114		$27,604,928	$27,484,029

Investments, at cost	$224,980,376	$65,316,295		$42,797,985	$53,400,705		$22,707,409	$26,653,853

Capital Shares Outstanding, no par value
(unlimited authorized shares)	9,503,738	4,894,118		3,445,133	5,730,546		2,013,586	2,157,274

Net Asset Value, Per Share	$ 22.29	$ 9.24	(a)	$ 12.87	$ 8.50	(a)	$ 13.71	$ 12.74

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States, and, consequently, the net asset values for financial reporting purposes may differ from the net asset values from shareholder transactions.

See Notes to Financial Statements

Adaptive ETFs
Statements of Operations
For the fiscal year ended May 31, 2022	863	854	872	801	860	851
	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	AI Quality Growth ETF	RH Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Investment Income:
Dividends	$ 2,407,012	$ 155,227	$ 481,407	$ 3,056,126	$ 207,819	$ 304,051
Interest	5,002	1,038,931	133	1,789	11	17
Total Investment Income	2,412,014	1,194,158	481,540	3,057,915	207,830	304,068

Expenses:
Advisory fees (note 2)	2,078,114	304,224	591,217	282,067	195,240	279,372
Tax expenses (note 1)	-	-	-	243,384	-	-
Registration and filing expenses	522	30,587	24,259	29,797	25,849	24,956
Professional fees	42,878	33,501	31,927	37,150	28,015	32,673
Distribution and service fees (note 4)	-	1,243	12,425	16,901	2,609	4,326
Administration fees (note 2)	182,929	50,850	63,114	44,532	44,662	43,310
Fund accounting fees (note 2)	-	15,796	19,458	15,724	17,218	17,647
Transfer agent fees (note 2)	12,280	19,040	34,342	19,462	21,415	23,091
Shareholder fulfillment fees	54,466	20,281	29,797	31,051	29,812	21,903
Custody fees	54,825	12,837	18,837	13,325	8,968	10,591
Trustee fees and meeting expenses (note 3)	8,760	8,186	8,760	8,659	8,424	8,203
Security pricing fees	4,954	10,927	4,768	2,719	1,974	2,671
Compliance fees (note 2)	9,301	4,137	4,123	4,150	4,151	12,149
Insurance fees	4,405	3,290	3,533	3,595	3,436	3,424
Other expenses	1,825	1,826	1,801	1,795	1,797	1,799

Total Expenses	2,455,259	516,725	848,361	754,311	393,570	486,115

Fees waived by Advisor (note 2)	-	(161,862)	(156,520)	(175,218)	(147,088)	(132,837)

Net Expenses	2,455,259	354,863	691,841	579,093	246,482	353,278

Net Investment Income (Loss)	(43,245)	839,295	(210,301)	2,478,822	(38,652)	(49,210)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(3,176,160)	(5,041,946)	2,013,139	(1,795,803)	(1,976,285)	(1,418,712)
Options written	753,701	-	414,810	6,917	-	250,925
In-kind transactions	10,300,653	(1,869,087)	2,177,823	-	1,152,341	351,454
Capital gain distributions from underlying funds	29,157	-	-	-	-	-
Total realized gain (loss)	7,907,351	(6,911,033)	4,605,772	(1,788,886)	(823,944)	(816,333)

Net change in unrealized appreciation (depreciation) on investments	(29,893,766)	300,622	(10,713,507)	(4,114,278)	(1,707,203)	(1,153,561)

Net Realized and Unrealized Loss on Investments	(21,986,415)	(6,610,411)	(6,107,735)	(5,903,164)	(2,531,147)	(1,969,894)

Net Decrease in Net Assets Resulting from Operations	(22,029,660)	(5,771,116)	(6,318,036)	(3,424,342)	(2,569,799)	(2,019,104)

See Notes to Financial Statements

Adaptive ETFs
Statements of Changes in Net Assets
For the Fiscal Years Ended May 31,	863		854
	Adaptive Alpha Opportunities ETF		Adaptive High Income ETF
	2022	2021	2022	2021
Operations:
Net Investment Income (Loss)	$ (43,245)	$ (786,986)	$ 839,295	$ 319,558
Net realized gain (loss) from investment transactions	(3,176,160)	15,245,386	(5,041,946)	482,875
Net realized gain from options written	753,701	-	-	-
Net realized gain (loss) from In-kind transactions	10,300,653	114,798	(1,869,087)	-
Capital gain distributions from underlying funds	29,157	-	-	-
Net change in unrealized appreciation (depreciation)
on investments	(29,893,766)	21,033,147	300,622	203,088
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,029,660)	35,606,345	(5,771,116)	1,005,521

Distributions to Shareholders:
Institutional Class Shares	(13,218,565)	(899,683)	(838,335)	(315,027)
Class C Shares	-	-	(931)	(11,684)

Net Decrease in Net Assets Resulting from Distributions	(13,218,565)	(899,683)	(839,266)	(326,711)

Capital Share Transactions:
Institutional Class:
Shares sold	153,574,933	100,952,608	75,529,980	1,488,806
Reinvested dividends and distributions	-	800,212	181,834	189,843
Shares repurchased	(59,664,950)	(45,363,948)	(30,372,465)	(13,276,265)
Class C Shares:
Shares sold	-	-	-	40,003
Reinvested dividends and distributions	-	-	-	11,684
Shares repurchased	-	-	(334,818)	(261,256)
Class A Shares:
Net Increase (Decrease) in Net Assets Resulting from
Beneficial Interest Transactions	93,909,983	56,388,872	45,004,531	(11,807,185)

Net Increase (Decrease) in Net Assets	58,661,758	91,095,534	38,394,149	(11,128,375)

Net Assets:
Beginning of Year	153,187,614	62,092,080	6,825,985	17,954,360
End of Year	$211,849,372	$153,187,614	$ 45,220,134	$ 6,825,985

Share Information:
Institutional Class:
Shares sold	6,050,000	4,511,962	7,480,042	149,059
Reinvested dividends and distributions	-	36,038	17,548	18,917
Shares repurchased	(2,490,000)	(2,149,578)	(3,236,518)	(1,336,960)
Class C Shares:
Shares sold	-	-	-	4,106
Reinvested dividends and distributions	-	-	-	1,174
Shares repurchased	-	-	(31,813)	(25,797)

Net Increase (Decrease) in Capital Shares	3,560,000	2,398,422	4,229,259	(1,189,501)

See Notes to Financial Statements

Adaptive ETFs
Statements of Changes in Net Assets
For the Fiscal Years Ended May 31,	872		801
	AI Quality Growth ETF		RH Hedged Multi-Asset Income ETF
	2022	2021	2022	2021
Operations:
Net Investment Income (Loss)	$ (210,301)	$ (380,913)	$ 2,478,822	$ 965,462
Net realized gain (loss) from investment transactions	2,013,139	20,623,990	(1,795,803)	(1,852,985)
Net realized gain from options written	414,810	-	6,917	-
Net realized gain from in-kind transactions	2,177,823	-	-	-
Net change in unrealized appreciation (depreciation)
on investments	(10,713,507)	(5,347,030)	(4,114,278)	2,597,252

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,318,036)	14,896,047	(3,424,342)	1,709,729

Distributions to Shareholders:
Institutional Class Shares	(8,623,521)	(4,212,000)	(2,762,947)	(965,611)
Class C Shares	(258,205)	-	(39,568)	(77,519)
Class A Shares	(99,075)	-	-	-
Net Decrease in Net Assets Resulting from Distributions	(8,980,801)	(4,212,000)	(2,802,515)	(1,043,130)

Capital Share Transactions:
Institutional Class:
Shares sold	22,062,949	7,169,609	43,897,077	9,139,571
Reinvested dividends and distributions	5,769,231	3,615,198	262,116	700,708
Shares repurchased	(20,301,215)	(43,676,273)	(8,158,486)	(33,929,918)
Class C Shares:
Shares sold	118,646	380,040	-	290,949
Reinvested dividends and distributions	-	229,980	-	75,656
Shares repurchased	(2,833,755)	(847,041)	(4,124,153)	(382,976)
Class A Shares:
Shares sold	35,041	29,816	-	-
Reinvested dividends and distributions	-	93,965	-	-
Shares repurchased	(614,082)	(575,839)	-	-

Net Increase (Decrease) in Net Assets Resulting from
Beneficial Interest Transactions	4,236,815	(33,580,545)	31,876,554	(24,106,010)

Net Increase (Decrease) in Net Assets	(11,062,022)	(22,896,498)	25,649,697	(23,439,411)

Net Assets:
Beginning of Year	55,392,724	78,289,222	23,061,417	46,500,828
End of Year	$ 44,330,702	$ 55,392,724	$ 48,711,114	$ 23,061,417

Share Information:
Institutional Class:
Shares sold	1,299,532	457,541	4,650,461	7,169,609
Reinvested dividends and distributions	330,805	228,088	26,932	3,615,198
Shares repurchased	(1,337,727)	(3,040,351)	(869,765)	(43,676,273)
Class C Shares:
Shares sold	7,063	25,871	-	380,040
Reinvested dividends and distributions	-	15,550	-	229,980
Shares repurchased	(176,485)	(57,379)	(438,032)	(847,041)
Class A Shares:
Shares sold	3,376	3,133	-	29,816
Reinvested dividends and distributions	-	10,475	-	93,965
Shares repurchased	(66,480)	(62,116)	-	(575,839)

Net Increase (Decrease) in Capital Shares	60,084	(2,419,188)	3,369,596	(33,580,545)

See Notes to Financial Statements

Adaptive ETFs
Statements of Changes in Net Assets
For the Fiscal Years Ended May 31,	860		851
	RH Tactical Outlook ETF		RH Tactical Rotation ETF
	2022	2021	2022	2021
Operations:
Net Investment Loss	$ (38,652)	$ (9,257)	$ (49,210)	$ (9,761)
Net realized gain (loss) from investment transactions	(1,976,285)	2,269,810	(1,418,712)	5,574,810
Net realized gain from options written	-	-	250,925	-
Net realized gain from in-kind transactions	1,152,341	-	351,454	-
Net change in unrealized appreciation (depreciation)
on investments	(1,707,203)	632,654	(1,153,561)	(643,002)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,569,799)	2,893,207	(2,019,104)	4,922,047

Distributions to Shareholders:
Institutional Class Shares	-	-	-	(175,361)
Class C Shares	-	-	-	-
Class A Shares	-	-	-	(839)
Net Decrease in Net Assets Resulting from Distributions	-	-	-	(176,200)

Capital Share Transactions:
Institutional Class:
Shares sold	26,029,309	1,710,490	23,027,113	7,462,390
Reinvested dividends and distributions	-	-	-	170,859
Shares repurchased	(6,610,933)	(8,936,727)	(12,471,872)	(12,062,968)
Class C Shares:
Shares sold	57,109	1,506	-	4,038
Shares repurchased	(754,155)	(287,971)	(1,062,033)	(411,018)
Class A Shares:
Shares sold	-	22,558	-	2,500
Reinvested dividends and distributions	-	-	-	839
Shares repurchased	(38,404)	-	(103,910)	(39,189)

Net Increase (Decrease) in Net Assets Resulting from
Beneficial Interest Transactions	18,682,926	(7,490,144)	9,389,298	(4,872,549)

Net Increase (Decrease) in Net Assets	16,113,127	(4,596,937)	7,370,194	(126,702)

Net Assets:
Beginning of Year	11,491,801	16,088,738	20,113,835	20,240,537
End of Year	$ 27,604,928	$ 11,491,801	$ 27,484,029	$ 20,113,835

Share Information:
Institutional Class:
Shares sold	1,717,667	131,238	1,651,361	606,509
Reinvested dividends and distributions	-	-	-	13,971
Shares repurchased	(452,896)	(732,826)	(917,568)	(1,027,019)
Class C Shares:
Shares sold	4,131	134	-	395
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(51,889)	(22,037)	(79,257)	(34,396)
Class A Shares:
Shares sold	-	2,605	-	265
Reinvested dividends and distributions	-	-	-	96
Shares repurchased	(3,621)	-	(10,124)	(4,616)

Net Increase (Decrease) in Capital Shares	1,213,392	(620,886)	644,412	(444,795)

See Notes to Financial Statements

Adaptive Alpha Opportunities ETF
Financial Highlights
For a share outstanding during	May 31,
the fiscal years ended	2022		2021		2020		2019	2018
Net Asset Value, Beginning of Year	$ 25.77		$ 17.78		$ 15.55		$ 17.45	$ 14.56

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.01)		(0.17)		0.01		0.01	(0.08)
Net realized and unrealized gain (loss)
on investments	(1.85)		8.36		2.69		(0.93)	2.99

Total from Investment Operations	(1.86)		8.19		2.70		(0.92)	2.91

Less Distributions From:
Net investment income	(0.05)		(0.02)		-		(0.82)	(0.02)
Net realized gains	(1.57)		(0.18)		(0.47)		(0.16)	-

Total Distributions	(1.62)		(0.20)		(0.47)		(0.98)	(0.02)

Net Asset Value, End of Year	$ 22.29		$ 25.77		$ 17.78		$ 15.55	$ 17.45

Total Return (a)	(8.05)%		46.18%		17.50%		(4.37)%	19.98%

Net Assets, End of Year (in thousands)	$211,849		$ 153,188		$59,869		$ 53,013	$ 37,778

Ratios of:
Interest Expense to Average Net Assets	-		0.01%		0.01%		-	-
Gross Expenses to Average Net Assets (b)	1.18%		1.45%	(e)	1.58%	(e)	1.57%	1.81%
Net Expenses to Average Net Assets (b)	1.18%		1.26%	(e)	1.26%	(e)	1.27%	1.35%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	(0.02)%		(0.75)%		0.07%		0.08%	(0.52)%
Portfolio turnover rate	25.74%	(f)	94.33%	(f)	319.85%		268.30%	491.30%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Includes interest expense.
(f)	Excludes securities received or delivered in-kind.

See Notes to Financial Statements

Adaptive High Income ETF
Financial Highlights
For a share outstanding during	May 31,
the fiscal years ended	2022		2021	2020	2019	2018
Net Asset Value, Beginning of Year	$ 10.27		$ 9.68	$ 9.66	$ 9.82	$ 10.20

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.19		0.33	0.34	0.39	0.42
Net realized and unrealized gain (loss)
on investments	(1.03)		0.61	0.02	(0.10)	(0.37)

Total from Investment Operations	(0.84)		0.94	0.36	0.29	0.05

Less Distributions From:
Net investment income	(0.19)		(0.35)	(0.34)	(0.45)	(0.43)

Total Distributions	(0.19)		(0.35)	(0.34)	(0.45)	(0.43)

Net Asset Value, End of Year	$ 9.24		$ 10.27	$ 9.68	$ 9.66	$ 9.82

Total Return (a)	(8.35)%		9.82%	3.75%	3.02%	0.52%

Net Assets, End of Year (in thousands)	$ 45,220		$ 6,502	$17,452	$24,440	$33,016

Ratios of:
Gross Expenses to Average Net Assets (b)	1.17%		3.35%	2.07%	1.65%	2.88%
Net Expenses to Average Net Assets (b)	0.80%		1.25%	1.25%	1.25%	1.25%
Net Investment Income to
Average Net Assets (b)(c)	1.90%		3.27%	3.43%	3.99%	4.18%
Portfolio turnover rate	230.87%	(e)	133.83%	136.88%	81.99%	13.23%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	Excludes securities received or delivered in-kind.

See Notes to Financial Statements

AI Quality Growth ETF
Financial Highlights
For a share outstanding during	May 31,
the fiscal years ended	2022		2021		2020		2019	2018
Net Asset Value, Beginning of Year	$ 16.56		$ 13.62		$ 12.61		$ 16.06	$ 13.69

Income (Loss) from Investment Operations:
Net investment loss (c)	(0.05)		(0.10)		(0.02)		(0.01)	(0.06)
Net realized and unrealized gain (loss)
on investments	(1.34)		4.29		1.04		(2.43)	3.05

Total from Investment Operations	(1.39)		4.19		1.02		(2.44)	2.99

Less Distributions From:
Net investment income	-		-		(0.01)		-	-
Net realized gains	(2.30)		(1.25)		-		(1.01)	(0.62)

Total Distributions	(2.30)		(1.25)		(0.01)		(1.01)	(0.62)

Net Asset Value, End of Year	$ 12.87		$ 16.56		$ 13.62		$ 12.61	$ 16.06

Total Return (a)	(11.55)%		31.15%		8.05%		(13.63)%	22.23%

Net Assets, End of Year (in thousands)	$ 44,331		$ 52,197		$74,999		$80,299	$ 102,233

Ratios of:
Interest Expense to Average Net Assets	-		0.00%	(f)	0.01%		-	-
Gross Expenses to Average Net Assets (b)	1.36%		1.67%	(e)	1.47%	(e)	1.39%	1.39%
Net Expenses to Average Net Assets (b)	1.11%		1.25%	(e)	1.25%	(e)	1.25%	1.25%
Net Investment Loss to Average
Net Assets (b)(d)	(0.34)%		(0.63)%		(0.13)%		(0.07)%	(0.39)%
Portfolio turnover rate	64.04%	(g)	147.82%		72.71%		122.27%	124.11%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Includes interest expense.
(f) Less than 0.01% of net assets.
(g)	Excludes securities received or delivered in-kind.

See Notes to Financial Statements

RH Hedged Multi-Asset Income ETF
Financial Highlights
For a share outstanding during	May 31,
the fiscal years ended	2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$ 9.83		$ 9.79	$	$ 10.29	$	$ 10.12	$	$ 10.42

Income (Loss) from Investment Operations:
Net investment income (c)	0.73		0.26		0.31		0.43		0.38
Net realized and unrealized gain (loss)
on investments	(1.38)		0.06		(0.47)		0.17		(0.18)

Total from Investment Operations	(0.65)		0.32		(0.16)		0.60		0.20

Less Distributions From:
Net investment income	(0.68)		(0.28)		(0.34)		(0.43)		(0.33)
Net realized gains	-		-		-		-		(0.17)

Total Distributions	(0.68)		(0.28)		(0.34)		(0.43)		(0.50)

Net Asset Value, End of Period	$ 8.50		$ 9.83	$	$ 9.79	$	$ 10.29	$	$ 10.12

Total Return (a)	(6.98)%	(g)	3.29%		(1.62)%		6.07%		1.93%

Net Assets, End of Period (in thousands)	$ 48,711		$ 18,911	$	$ 42,354		$$14,767	$	$ 4,822

Ratios of:
Gross Expenses to Average Net Assets (b)	2.29%		1.86%		1.83%		2.88%		4.03%
Net Expenses to Average Net Assets (b)(f)	1.74%		1.25%		1.25%		1.25%		1.25%
Net Investment Income to Average
Net Assets (b)(d)	7.83%		2.58%		3.04%		4.19%		3.75%
Portfolio turnover rate	225.13%	(e)	148.62%		9.52%		27.78%		99.44%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Excludes securities received or delivered in-kind.
(f)	Gross expenses, net expenses, and net investment income include tax expenses. The impact on the ratios is 0.78% (note 1).
(g)	The total return includes tax expenses. The impact on total return was (0.44)% (note 1).

See Notes to Financial Statements

RH Tactical Outlook ETF
Financial Highlights
For a share outstanding during	May 31,
the fiscal years ended	2022		2021		2020	2019	2018
Net Asset Value, Beginning of Year	$ 14.44		$ 11.36		$ 11.84	$ 13.79	$ 12.30

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	(0.03)		0.00	(d)	0.08	0.09	0.02
Net realized and unrealized gain (loss)
on investments	(0.70)		3.08		(0.39)	(0.29)	1.68

Total from Investment Operations	(0.73)		3.08		(0.31)	(0.20)	1.70

Less Distributions From:
Net investment income	-		-		(0.17)	(0.04)	-
Net realized gains	-		-		-	(1.71)	(0.21)

Total Distributions	-		-		(0.17)	(1.75)	(0.21)

Net Asset Value, End of Year	$ 13.71		$ 14.44		$ 11.36	$ 11.84	$ 13.79

Total Return (e)	(5.05)%		27.11%		(2.84)%	(0.55)%	13.87%

Net Assets, End of Year (in thousands)	$ 27,605		$ 10,816		$ 15,339	$ 14,781	$ 9,562

Ratios of:
Gross Expenses to Average Net Assets (a)	2.01%		2.92%		2.50%	2.65%	3.08%
Net Expenses to Average Net Assets (a)	1.26%		1.25%		1.25%	1.25%	1.25%
Net Investment Income (Loss) to
Average Net Assets (a)(b)	(0.20)%		(0.01)%		0.62%	0.70%	0.18%
Portfolio turnover rate	120.07%	(f)	143.64%		141.55%	159.92%	163.22%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d) Less than $0.01 per share.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Excludes securities received or delivered in-kind.

See Notes to Financial Statements

RH Tactical Rotation ETF
Financial Highlights
For a share outstanding during	May 31,
the fiscal years ended	2022		2021		2020		2019		2018
Net Asset Value, Beginning of Year	$ 13.36		$ 10.40	$	$ 11.61	$	$ 13.76	$	$ 12.78

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.02)		-		0.06		0.13		0.09
Net realized and unrealized gain (loss)
on investments	(0.60)		3.09		(0.94)		(0.75)		0.97

Total from Investment Operations	(0.62)		3.09		(0.88)		(0.62)		1.06

Less Distributions From:
Net investment income	-		(0.13)		(0.33)		(0.10)		(0.08)
Net realized gains	-		-		-		(1.43)		-

Total Distributions	-		(0.13)		(0.33)		(1.53)		(0.08)

Net Asset Value, End of Year	$ 12.74		$ 13.36	$	$ 10.40	$	$ 11.61	$	$ 13.76

Total Return (a)	(4.64)%		29.80%		(7.98)%		(3.38)%		8.28%

Net Assets, End of Year (in thousands)	$ 27,484		$ 19,021		$$19,027		$$71,697		$$129,034

Ratios of:
Interest Expense to Average Net Assets	-		-		0.00%	(e)	-		-
Gross Expenses to Average Net Assets (b)	1.74%		2.34%		1.80%	(g)	1.34%		1.30%
Net Expenses to Average Net Assets (b)	1.25%		1.25%		1.25%	(g)	1.25%		1.25%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	(0.18)%		0.06%		0.49%		1.03%		0.66%
Portfolio turnover rate	293.36%	(f)	529.41%		624.45%		379.14%		80.28%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.
(f)	Excludes securities received or delivered in-kind.
(g) Includes interest expenses.

See Notes to Financial Statements

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

1.	Organization and Significant Accounting Policies

The Adaptive ETFs (the “ETFs”) are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each ETF is a separate, diversified series of the Trust. Each ETF is actively managed and does not seek to replicate the performance of an index.

The Adaptive Alpha Opportunities ETF seeks to achieve its investment objective of capital appreciation by investing primarily in exchange-traded funds that are registered under the 1940 Act and not affiliated with the ETF (“Portfolio Funds”) that invest in equity securities of any market capitalization of issuers from a number of countries throughout the world, including emerging market countries.  In addition to its indirect investments, the ETF may also invest in individual large cap equities, fixed income securities, and cash and cash equivalents directly.
The Adaptive High Income ETF seeks to achieve its investment objective of current income and real return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act and not affiliated with the ETF (“Portfolio Funds”) or making direct investments in portfolio securities based upon institutional research.  The ETF may invest in Master Limited Partnerships (“MLPs”), Real Estate Investment Trusts (“REITs”), Limited Partnerships, convertible fixed income securities, and large capitalization equity securities, including preferred stocks, that the Advisor believes will generate income. The Fund may also directly invest in equities for investment purposes.
The AI Quality Growth ETF seeks to achieve its objective of capital appreciation by principally investing in domestic common stocks that the Advisor believes to have above-average growth potential relative to its peers. The Advisor seeks to achieve the Fund’s investment objective of capital appreciation by principally investing in domestic common stocks that the Advisor believes to have above-average growth potential relative to their peers. The Advisor uses a proprietary screening system that incorporates quantitative and fundamental analysis in order to construct the Fund’s portfolio. The Fund invests principally in domestic common stocks and is not limited in its investments by market capitalization.  The Fund invests in other investment companies, including mutual funds and exchange traded funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (“Portfolio Funds”).
The RH Hedged Multi-Asset Income ETF seeks to achieve its investment objective of total return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act and not affiliated with the ETF (“Portfolio Funds”), or by making direct investments.  The ETF’s portfolio will consist of a mix of direct and indirect investments through Portfolio Funds and each may be all of the ETF’s portfolio or none of the ETF’s portfolio at any given time.
The RH Tactical Outlook ETF seeks to achieve its investment objective of total return by investing in ETFs as well as other funds that are registered under the 1940 Act and not affiliated with the ETF (“Portfolio Funds”). The Fund seeks to achieve the Fund’s investment objective of total return by investing in exchange traded funds (“ETFs”) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (together, the “Portfolio Funds”). The strategy will follow an asset allocation strategy under which the Advisor selects ETFs that invest in equity securities and fixed income securities. The equity securities consist of primarily U.S. large cap, mid cap, and small cap securities. The fixed income securities will be primarily investment grade and may be of any duration and maturity, although, the Advisor expects that most will be short to medium term (maturity of 1-10 years) fixed income securities.
The RH Tactical Rotation ETF seeks to achieve its investment objective of capital appreciation by investing in ETFs that are registered under the 1940 Act and not affiliated with the ETF (“Portfolio Funds”). The investments of the Portfolio Funds will generally be comprised of equity securities principally consisting of common stock, preferred stock, and convertible preferred stock of any market capitalization. When the Advisor’s model indicates a negative market trend, the ETF may hedge the ETF’s portfolio by investing in ETFs that invest in treasury bonds, ETNs, and leverage and inverse ETFs. The ETF may hold significant cash or inverse ETF positions during unfavorable market conditions.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETFs. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETFs may only be purchased and sold in secondary market transactions through brokers. Shares of the ETFs are listed for trading on NYSE Arca under the trading symbols of each ETF listed in the table below, and because shares will trade at market prices rather than NAV, shares of the ETFs may trade at a price greater than or less than NAV.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

ETF Name	Trading Symbol (Ticker)
Adaptive Alpha Opportunities ETF	AGOX
Adaptive High Income ETF	AHHX
AI Quality Growth ETF	AQGX
RH Hedged Multi-Asset Income ETF	AMAX
RH Tactical Outlook ETF	RHTX
RH Tactical Rotation ETF	RHRX

Transaction Fees
The consideration for the purchase of Creation Units of the ETFs generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. The ETFs may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to Clear Street LLC or UMB Bank, the ETFs’ custodians, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

Collateral
When the ETFs are awaiting settlements on in-kind transactions, they may receive collateral consisting of cash or cash equivalents, or securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or any combination thereof. Nevertheless, the ETFs risk a delay in the recovery of the collateral, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, there is a possibility that the in-kind transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the ETFs. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the ETFs will have to cover the loss when repaying the collateral.

The Adaptive Alpha Opportunities ETF had a due to custodian balance of $7,813,372 as of May 31, 2022.  This balance was repaid on June 1, 2022.

The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

The Date of Initial Public Investment for each ETF (formerly the mutual fund Institutional Class):

ETF	Institutional Class Shares
Adaptive Alpha Opportunities ETF	September 20, 2012
Adaptive High Income ETF	September 20, 2012
AI Quality Growth ETF	October 17, 2013
RH Hedged Multi-Asset Income ETF	October 2, 2009
RH Tactical Outlook ETF	September 20, 2012
RH Tactical Rotation ETF	September 20, 2012

(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

Investment Valuation
Each ETF’s securities and investments are carried at fair value.  Equity securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made (generally 4:00 p.m. Eastern Time) or, if there are no sales, at the mean of the most recent bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded by the ETFs.  Equity securities traded in the over-the-counter markets are generally valued at the NASDAQ Official Closing Price at the close of regular trading on the exchange on the day the security is valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Fixed income securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.  Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded.  Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each ETF’s net asset value calculation) or which cannot be accurately valued using each ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each ETF’s normal pricing procedures.

Underlying Funds
Open-End Funds - Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each ETF has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each ETF's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

The following tables summarize the inputs as of May 31, 2022 for each ETF’s investments measured at fair value:

Adaptive Alpha Opportunities ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$ 7,216,629	$ 7,216,629	$ -	$ -
Exchange-Traded Products*	199,867,705	199,867,705	-	-
Short-Term Investment	12,796,759	12,796,759	-	-
Total Assets	$219,881,093	$219,881,093	$ -	$ -

Adaptive High Income ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$ 43,731,218	$ 43,731,218	$ -	$ -
Short-Term Investment	22,189,843	22,189,843	-	-
Total Assets	$ 65,921,061	$ 65,921,061	$ -	$ -

AI Quality Growth ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$ 39,935,830	$ 39,935,830	$ -	$ -
Exchange-Traded Products	1,601,134	1,601,134	-	-
Total Assets	$ 41,536,964	$ 41,536,964	$ -	$ -
RH Hedged Multi-Asset Income ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$ 42,515,094	$ 42,515,094	$ -	$ -
Collateralized Mortgage Obligations	501,582	-	501,582	-
Short-Term Investment	6,396,181	6,396,181	-	-
Total Assets	$ 49,412,857	$ 48,911,275	$ 501,582	$ -

RH Tactical Outlook ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$ 22,848,833	$ 22,848,833	$ -	$ -
Total Assets	$ 22,848,833	$ 22,848,833	$ -	$ -

RH Tactical Rotation ETF (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$ 26,303,721	$ 26,303,721	$ -	$ -
Total Assets	$ 26,303,721	$ 26,303,721	$ -	$ -
*Refer to the Schedules of Investments for a breakdown by Sector.
(a) The ETFs held no Level 3 securities during the fiscal year ended May 31, 2022.

Purchased Options
When the ETFs purchase an option, an amount equal to the premium paid by the ETFs is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the ETFs enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Derivative Financial Instruments
The ETFs invested in derivative financial instruments (“derivatives”) in order to manage risk during the fiscal year.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential market movements which may expose the ETFs to gains or losses in excess of the amounts shown on each ETFs’ Statement of Assets and Liabilities.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

Derivatives are marked to market daily based upon quotations from market makers or the ETFs’ independent pricing services and the ETFs’ net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on each ETF’s Statement of Operations for options purchased. The ETFs had no open option positions as of the fiscal year ended May 31, 2022.

Options Risk.  There are risks associated with the sale and purchase of put options.  As a seller (writer) of a put option, the ETF will tend to lose money if the value of the reference index falls below the strike price.  As the buyer of a put option, the ETF risks losing the entire premium invested in the option if the ETF does not exercise the option. If a put option purchased by the ETF is not sold when it has remaining value and if the market price of the underlying security remains equal to or greater than the exercise price, the ETF will lose its entire investment in the option.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the ETF seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position. The ETFs held no options at fiscal year end May 31, 2022.

The following tables set forth the effect of derivative instruments on the Statements of Operations for the fiscal year ended May 31, 2022 for the ETFs as follows:

Adaptive Alpha Opportunities ETF

Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized loss from investments	$ (2,485,996)

Equity Contracts – written options	Net realized gain from options written	$ 753,701

AI Quality Growth ETF
Derivative Type	Location	Gains/Losses

Equity Contracts – written options	Net realized gain from options written	$ 414,810

RH Hedged Multi-Asset Income ETF
Derivative Type	Location	Gains/Losses

Equity Contracts – written options	Net realized gain from options written	$ 6,917

(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

RH Tactical Rotation ETF
Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized loss from purchased options	$ (90,850)

Equity Contracts – written options	Net realized gain from options written	$ 250,925

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as an ETF is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The ETFs may declare and distribute dividends from net investment income (if any) monthly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

For the fiscal year ended May 31, 2022, the RH Hedged Multi-Asset Income ETF did not pass the gross income test necessary for qualification as a regulated investment company (“RIC”).  In order to continue to qualify as a RIC, the RH Hedged Multi-Asset Income ETF elected to pay an excise tax in the amount of $243,384.

Cash and Cash Equivalents
The ETFs may have cash and cash equivalents on deposit with the custodians which, at times, may exceed federally insured (“FDIC”) limits.  For the fiscal year ended May 31, 2022, the AI Quality Growth ETF, RH Tactical Outlook ETF, and RH Tactical Rotation ETF held cash balances totaling $2,792,324, $8,893,007, and $1,225,714, respectively, which exceeded the FDIC limit.

2.	Transactions with Related Parties and Service Providers

Advisor
Each ETF pays a monthly advisory fee to Cavalier Investments, LLC d/b/a Adaptive Investments, LLC (the “Advisor”), based upon the average daily net assets and calculated at an annual rate.

See the table below for the advisory fee rates and amounts earned by the Advisor from each ETF during fiscal year ended May 31, 2022:
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

ETF	Advisory Fee Rate (a)	Advisory Fee Rate(b)	Amount Earned	Amount Waived by Advisor (c)	Expenses Reimbursed by Advisor (c)
Adaptive Alpha Opportunities ETF	1.00%	1.00%	$2,078,114	$ -	$ -
Adaptive High Income ETF	1.00%	0.55%	304,224	161,862	-
AI Quality Growth ETF	1.00%	0.90%	591,217	156,520	-
RH Hedged Multi-Asset Income ETF	1.00%	0.80%	282,067	175,218	-
RH Tactical Outlook ETF	1.00%	1.00%	195,240	147,088	-
RH Tactical Rotation ETF	1.00%	1.00%	279,372	132,837	-
(a)	For the period from June 1, 2021 through date of conversion of each mutual fund to ETF.
(b)	For the period from conversion of each mutual fund to ETF through the fiscal year ended May 31, 2022.
(c)	Waivers and expense reimbursements are not subject to recoupment.

The Advisor engaged a sub-advisor to provide day to day portfolio management for some of the ETFs throughout the period.  The sub-advisor is paid directly by the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amount paid by the Advisor to the Sub-Advisor for the sub-advised ETF during the fiscal year ended May 31, 2022:

ETF	Sub-Advisor	Sub-Advisory Fee Rate	Sub-Advisory Fee Received
Adaptive Alpha Opportunities ETF	Bluestone Capital Management LLC	0.15% (on AUM $20M-$40M); and 0.30% (on AUM over $40M)	$545,548

Expense Limitation
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETFs, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETFs, if necessary, in amounts that limit the ETFs’ total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor)) to not more than the following percentages of the average daily net assets of each ETF.

ETF	Expense Limitation (a)	Expense Limitation (b)
Adaptive Alpha Opportunities ETF	1.25%	1.25%
Adaptive High Income ETF	1.25%	0.60%
AI Quality Growth ETF	1.25%	0.95%
RH Hedged Multi-Asset Income ETF	1.25%	0.85%
RH Tactical Outlook ETF	1.25%	1.25%
RH Tactical Rotation ETF	1.25%	1.25%
(a)	For the period from June 1, 2021 through date of conversion of each mutual fund to ETF.
(b)	For the period from conversion of each mutual fund to ETF through the fiscal year ended May 31, 2022.

Administrator
The ETFs pays customary fees to The Nottingham Company (the “Administrator”) for its services as Fund Administrator and Fund Accountant.  Certain officers of the Administrator are also officers of the Trust.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETFs for its services pursuant to the Compliance Services Agreement with the ETFs.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the ETFs.  For its services, the Transfer Agent is entitled to receive compensation from the ETFs pursuant to the Transfer Agent’s fee arrangements with the ETFs.

Broadridge Corporate Issuer Solutions serves as the Sub-Transfer Agent for the ETFs.  For its services, the Sub-Transfer Agent is entitled to receive compensation from the Transfer Agent pursuant to the Sub-Transfer Agent’s fee arrangements with the Transfer Agent.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETFs’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the ETFs pursuant to the ETFs’ fee arrangements with the Distributor.

3.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the ETFs.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the ETFs; review performance of the Advisor and the ETFs; and oversee activities of the ETFs.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) will receive $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Independent Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.	Distribution and Service Fees

Prior to the reorganization of the Adaptive Growth Opportunities Fund, Adaptive Hedge High Income Fund, Adaptive Fundamental Growth Fund, Adaptive Hedged Multi-Asset Income Fund, Adaptive Tactical Outlook Fund, and the Adaptive Tactical Rotation Fund (collectively, the “Adaptive Mutual Funds”) into the ETFs, the Board of Trustees, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class C Shares and Class A Shares of the Adaptive Funds. The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provided that each Adaptive Mutual Fund could incur certain costs, which could not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% per annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or Class A Shares or servicing of Class C or Class A shareholder accounts.

See the table below for the Distribution and Service Fees of the Class C Shares and Class A Shares for each Adaptive Mutual Fund during the period from June 1, 2021 through November 11, 2021, all prior to the reorganization of the Adaptive Mutual Funds into the ETFs and the contemporaneous liquidations of the Class C and Class A Share Classes.

	Amount Incurred
ETF	Class C Shares	Class A Shares
Adaptive High Income ETF	$ 1,243	$ -
AI Quality Growth ETF	12,111	314
RH Hedged Multi-Asset Income ETF	16,901	-
RH Tactical Outlook ETF	2,579	30
RH Tactical Rotation ETF	4,275	51

(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

5.	Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
ETF	Purchases of Securities	Proceeds from Sales of Securities	In-Kind Purchases	In-Kind Sales
Adaptive Alpha Opportunities ETF	$ 68,735,702	$ 51,507,671	$ 102,396,473	$ 42,494,872
Adaptive High Income ETF	147,233,071	91,608,460	9,733,741	21,288,372
AI Quality Growth ETF	44,999,614	38,235,296	3,778,702	13,688,484
RH Hedged Multi-Asset Income ETF	70,572,144	68,096,166	26,168,867	-
RH Tactical Outlook ETF	22,232,331	24,407,663	21,760,025	5,410,433
RH Tactical Rotation ETF	81,203,357	75,805,425	11,462,441	8,044,826

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2022.

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years/periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of May 31, 2022 open taxable years consisted of the taxable years ended May 31, 2019 through May 31, 2021. No examination of tax returns is currently in progress for any of the ETFs.

Distributions during the fiscal years ended below were characterized for tax purposes as follows:

		Ordinary Income	Long-Term Capital Gains
Adaptive Alpha Opportunities ETF	5/31/2022	$7,094,566	$6,123,999
	5/31/2021	899,683	-
Adaptive High Income ETF	5/31/2022	$ 839,266	-
	5/31/2021	326,711	-
AI Quality Growth ETF	5/31/2022	-	$8,980,801
	5/31/2021	-	4,212,000
RH Hedged Multi-Asset Income ETF	5/31/2022	$2,802,515	-
	5/31/2021	1,043,130	-
RH Tactical Rotation ETF	5/31/2022	$ -	-
	5/31/2021	176,200	-

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses, in-kind transactions, tax equalization, and taxable overdistributions and have no impact on the net assets of the Funds.

(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

For the year ended May 31, 2022, the following reclassifications were necessary:

Adaptive Alpha Opportunities ETF
Accumulated Deficit	$(13,497,816)
Paid in Capital	$ 13,497,816

Adaptive High Income ETF
Accumulated Deficit	$ 1,881,535
Paid in Capital	$(1,881,535)

AI Quality Growth ETF
Accumulated Deficit	$(2,177,823)
Paid in Capital	$ 2,177,823

RH Hedged Multi-Asset Income ETF
Accumulated Deficit	$ 315,286
Paid in Capital	$(315,286)

RH Tactical Outlook ETF
Accumulated Deficit	$(1,152,341)
Paid in Capital	$ 1,152,341

RH Tactical Rotation ETF
Accumulated Deficit	$(351,454)
Paid in Capital	$ 351,454

At May 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:
	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	AI Quality Growth ETF
Cost of Investments	$225,000,238	$65,316,295	$42,840,974
Gross Unrealized Appreciation	12,725,627	615,077	4,512,011
Gross Unrealized Depreciation	(17,844,772)	(10,311)	(5,816,021)
Net Unrealized Appreciation (Depreciation)	(5,119,145)	604,766	(1,304,010)

Undistributed Net Investment Income	-	-	-
Capital Loss Carryforward	-	(7,314,722)	-
Late Year Loss	(507,878)	-	-
Post-October Losses	(4,010,486)	-	(442,460)

Distributable Earnings (Accumulated Deficit)	$(9,637,509)	$(6,709,956)	$(1,746,470)

	RH Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Cost of Investments	$53,596,694	$23,445,606	$27,559,716
Gross Unrealized Appreciation	302,453	141,424	397,223
Gross Unrealized Depreciation	(4,486,290)	(738,197)	(1,653,218)
Net Unrealized Appreciation (Depreciation)	(4,183,837)	(596,773)	(1,255,995)

Undistributed Net Investment Income	-	-	-
Capital Loss Carryforward	(3,702,216)	(1,539,492)	(4,375,687)
Late Year Loss	-	(50,178)	(59,030)

Distributable Earnings (Accumulated Deficit)	(7,886,053)	$(2,186,443)	$(5,690,712)

(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

Capital Loss Carryforwards
Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2022 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Adaptive High Income ETF has a capital loss carryforward of $7,314,722, of which $6,997,205 is short-term in nature and $317,517 is long-term in nature. The RH Hedged Multi-Asset Hedged Income Fund has a capital loss carryforward of $3,702,216, of which $1,382,106 is short-term in nature and $2,320,110 is long-term in nature. The RH Tactical Outlook ETF has a capital loss carryforward of $1,539,492, of which $1,311,873 is short-term in nature and $227,619 is long-term in nature. The RH Tactical Rotation ETF has a capital loss carryforward of $4,375,687, all of which is short-term in nature. The capital loss carryforwards have no expiration date.

Late Year Loss Deferrals
For tax purposes, the current late year losses of $507,878 in the Adaptive Alpha Opportunities ETF were incurred during the period from January 1, 2022 through May 31, 2022.  The current late year losses of $50,178 in the RH Tactical Outlook ETF were also incurred during the period from January 1, 2022 through May 31, 2022.  The current late year losses of $59,030 in the RH Tactical Rotation ETF were also incurred during the period from January 1, 2022 through May 31, 2022.  These losses will be recognized for tax purposes on the first business day of the ETFs’ next fiscal year, June 1, 2022.

7.	Risk Considerations

Investments in the ETFs are subject to the following risks:

	AI Quality Growth ETF	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	RH Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
Asset-Backed Securities Investment				X
Authorized Participant	X	X	X	X	X	X
Cash and Cash Equivalents	X	X	X	X
Commodities				X	X
Common Stock	X	X			X	X
Control of Portfolio Funds	X	X	X	X	X	X
Convertible Securities			X	X		X
Corporate Debt Securities			X	X
COVID-19	X	X	X	X	X	X
Credit				X
Cybersecurity	X	X	X	X	X	X
Early Close/Trading Halt	X	X	X	X	X	X
Equity Securities	X	X	X		X	X
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

	AI Quality Growth ETF	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	RH Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
ETF Investing	X	X	X	X	X	X
ETF Structure	X	X	X	X	X	X
ETN			X	X		X
Fixed Income		X	X	X	X
Foreign Securities and Emerging Markets		X	X	X
Fund Investing	X	X	X	X	X	X
Hedging			X	X
High-Yield			X	X
Inflation			X	X
Interest Rate			X	X
Inverse ETF	X
Investment Advisor	X	X	X	X	X	X
Large-Cap Securities	X	X	X		X	X
Leveraged and Inverse ETFs			X	X		X
LIBOR				X
Liquidity				X
Managed Volatility	X
Management	X	X	X	X	X	X
Market	X	X	X	X	X	X
MLPs			X
Mortgage-Backed Securities				X
Options	X
Portfolio Turnover	X	X	X		X	X
Preferred Equity			X	X		X
Quantitative	X	X	X	X		X
Rating Agencies				X

(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

	AI Quality Growth ETF	Adaptive Alpha Opportunities ETF	Adaptive High Income ETF	RH Hedged Multi- Asset Income ETF	RH Tactical Outlook ETF	RH Tactical Rotation ETF
REIT			X	X	X
Small-Cap and Mid-Cap Securities	X	X			X	X
U.S. Government Securities				X

Asset-Backed Securities Investment Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the ETF may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. Asset-backed securities in the ETF invests may have underlying assets. There is a risk that borrowers may default on their obligations in respect of those underlying obligations. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. Holders also may experience delays in payment or losses on the securities if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral securing certain contracts, or other factors. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the ETF. It is possible that may, or all asset-backed securities will fall out of favor at any time or over time with investors, affecting adversely the values and liquidity of the securities.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash and Cash Equivalents Risk. At any time, the ETF may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Commodities Risk.  The ETF and Portfolio Funds may have exposure to the commodities markets, subjecting the ETF to risks not associated with investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Common Stock Risk.  Investments by the ETF and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the ETF or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the ETF to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the ETF.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the ETF has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the ETF’s policies. Although the ETF and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the ETF’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  Even though each Portfolio Fund is subject to certain constraints, the investment advisor of each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Convertible Securities Risk.  Convertible securities are fixed income securities that the ETF or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the ETF or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  For example, the Portfolio Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share.  If the market value of the shares of common stock reached $12, the Portfolio Fund could realize an additional $2 per share by converting its fixed income securities.  Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the ETF or Portfolio Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Corporate Debt Securities Risk.  The ETF and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment.  Higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, like trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  Insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

Credit Risk. Credit risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the ETF when they are due. As a result, the ETF’s income might be reduced, the value of the ETF’s investment might fall, and/or the ETF could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as “junk bonds”) tend to be particularly sensitive to these changes.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the ETF or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors, and/or other third-party service providers may adversely impact the ETF and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the ETF’s ability to calculate its NAV, cause the release of private shareholder information or confidential ETF information, impede trading, cause reputational damage, and subject the ETF to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The ETF also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The ETF and its shareholders could be negatively impacted as a result.

Equity Securities Risk.  Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the ETF to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the ETF.

ETF Investing Risk.  An investment in an ETF is an investment in another investment company and therefore the ETF’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the ETF invests in addition to the ETF’s own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF’s returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs in the ETF’s portfolio will be borne by the ETF.

ETF Structure Risks.  The fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the ETF’s net asset value.

•
To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the ETF’s net asset value.

•
The market price for the Shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the ETF’s net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

•
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the Shares and the ETF’s net asset value.

•
In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the ETF’s net asset value.

Fixed Income Risk.  Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment).  These risks could affect the value of a particular investment possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.  When the ETF invests in fixed income securities the value of your investment in the ETF will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Interest rates are currently at historical lows, which may impact the ETF’s risk profile. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the ETF and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the ETF’s share price to fluctuate or decline more than other types of equity investments.

Foreign Securities and Emerging Markets Risk.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the ETF or a Portfolio Fund with significant investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

The ETF and Portfolio Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

Fund Investing Risk.  Investments in other investment companies subject the ETF to additional operating and management fees and expenses. Investors in the ETF will indirectly bear fees and expenses charged by the funds in which the ETF invests, in addition to the ETF’s direct fees and expenses.  As a result, the cost of investing in the ETF will be higher than the cost of investing directly in the Portfolio Funds and also may be higher than other funds that invest directly in securities. The ETF’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

Hedging Risk. Techniques used by Advisor to hedge the ETF’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the ETF’s participation in market gains. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the hedging techniques in a timely manner.

High-Yield Risk.  The ETF and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Credit risk is greater for junk bonds, particularly for bonds of issuers in default, than for investment grade bonds, which is the risk that issuers will not make payments on fixed income securities held by the ETF, resulting in losses to the ETF. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the ETF to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity Risk. Liquidity risk exists when particular investments of the ETF would be difficult to purchase or sell, possibly preventing the ETF from selling such illiquid securities at an advantageous time or price, or possibly requiring the ETF to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
Illiquid investments may be difficult to dispose of at a fair price at the times when the ETF believes it is desirable to do so. The market price of illiquid investments generally is more volatile than that of more liquid investments, which may adversely affect the price that the ETF pays for or recovers upon the sale of such investments. Illiquid investments are also more difficult to value, especially in challenging markets. The Advisor’s judgment may play a greater role in the valuation process. Investment of the ETF’s assets in illiquid securities may restrict the ETF’s ability to take advantage of market opportunities.

Managed Volatility Risk. Techniques used by Advisor to manage the volatility of the ETF’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the ETF’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting MLPs, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Many of the ETF’s investments in MLPs will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the ETF to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the ETF’s ability to take advantage of other investment opportunities. If the ETF is one of the largest investors in certain MLPs, it may be more difficult for the ETF to buy and sell significant amounts of such investments without an unfavorable impact on prevailing market prices. Larger purchases or sales of MLP investments by the ETF in a short period of time may cause abnormal movements in the market price of these investments. As a result, these investments may be difficult to dispose of at a fair price at the times when the ETF believes it is desirable to do so. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns, which may adversely impact the overall performance of the ETF.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity’s operations. Cash available for distribution by MLPs will vary widely from quarter to quarter and is affected by various factors affecting the entity’s operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP has available for distribution in a given period. MLPs have the ability to modify their distribution policies from time to time without input from or approval of the ETF.

MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that those operating companies may lack or have limited operating histories. The success of the ETF’s investments in an MLP will vary depending on the underlying industry represented by the MLP’s portfolio. Certain MLPs in which the ETF may invest depend upon their parent or sponsor entities for the majority of their revenues. If the parent or sponsor entities fail to make payments or satisfy their obligations to an MLP, the revenues and cash flows of that MLP and ability of that MLP to make distributions to unit holders such as the ETF would be adversely affected.

Certain MLPs in which the ETF may invest depend upon a limited number of customers for substantially all of their revenue. Similarly, certain MLPs in which the ETF may invest depend upon a limited number of suppliers of goods or services to continue their operations. The loss of those customers or suppliers could have a material adverse effect on an MLP’s results of operations and cash flow, and on its ability to make distributions to unit holders such as the ETF.
The ETF is not responsible for operating MLPs and similar entities and cannot control or monitor their compliance with applicable tax, securities and other laws and regulations necessary for the profitability of such investments. Holders of MLP units could potentially become subject to liability for all of the obligations of an MLP, if a court determines that the rights of the unitholders to take certain action under the limited partnership agreement would constitute “control” of the business of that MLP, or if a court or governmental agency determines that the MLP is conducting business in a state without complying with the limited partnership statute of that state. Furthermore, the structures and terms of the MLPs and other entities described in this prospectus may not be indicative of the structure and terms of every entity in which the ETF invests. Although the MLP sector has grown significantly in recent years, such market trends may not continue due to economic conditions, which are not predictable, or other factors.

Market prices generally will be unavailable for some of the ETF’s investments, including MLP subordinated units, direct ownership of general partner or managing member interests and restricted or unregistered securities of certain MLPs and private companies. The value of such securities will be determined by fair valuations determined by the Board or its designee in accordance with procedures governing the valuation of portfolio securities adopted by the Board.

Mortgage-Backed Securities Risk. Investments by the ETF in fixed rate and floating rate mortgage-backed securities will entail credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors could cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the ETF as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The ETF also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency. The liquidity of mortgage-backed securities can change significantly over time. Like bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall and fall when rates rise. Floating rate mortgage-backed securities generally tend to have more moderate changes in price when interest rates rise or fall, but their current yield will be affected. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which an individual mortgage or that specific mortgage-backed security carries, the default and delinquency rate of the mortgage pool, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage, and the amount of overcollateralization or under-collateralization of a mortgage pool.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the ETF’s mortgage-related investments. Delinquencies and loses on residential mortgage loans generally increased in the last decade and potentially could begin to increase again. Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities.
In addition, the liquidity of mortgage-backed securities varies by type of security; at certain times a ETF may be unable to dispose of such investments at a desirable time or at the value the ETF has placed on the investment. Because mortgage-backed securities may be less liquid than other securities, the ETFs may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic U.S. conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage or asset-backed securities.

Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the ETF invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the ETF, a shareholder will bear expenses of the REITs in addition to ETF expenses.

Small-Cap and Mid-Cap Securities Risk.  The ETF and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general.  Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth.  Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies. These companies may be more vulnerable than larger companies to adverse business or economic developments, the risk exists that the companies will not succeed, and the prices of the companies’ shares could dramatically decline in value.  You should expect that the value of the Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

8.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2022, the ETFs had no knowledge of any beneficial owners in any of the ETFs.

9.	Concentration of Risk

The Adaptive High Income ETF currently invests a significant portion of its assets in the iShares Broad USD High Yield Corporate Bond ETF (“iShares”) and Fidelity Institutional Government Portfolio (“Fidelity”).  The Adaptive High Income ETF may redeem its investment from iShares or Fidelity at any time if the Advisor determines that it is in the best interest of the Adaptive High Income ETF and its shareholders to do so.  The performance of the Adaptive High Income ETF may be directly affected by the performance of iShares and/or Fidelity. The financial statements of iShares, including the portfolio of investments, can be found at iShares’s website, www.ishares.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Adaptive High Income ETF’s financial statements.  The financial statements of Fidelity, including the portfolio of investments, can be found at Fidelity’s website, www.fidelity.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Adaptive High Income ETF’s financial statements. As of May 31, 2022, the Adaptive High Income ETF’s net assets invested in iShares and Fidelity were 58.86% and 48.98%, respectively.

The RH Tactical Rotation ETF currently invests a significant portion of its assets in the SPDR S&P 500 ETF Trust (“SPDR”).  The RH Tactical Rotation ETF may redeem its investment from SPDR at any time if the Advisor determines that it is in the best interest of the RH Tactical Rotation ETF and its shareholders to do so.  The performance of the RH Tactical Rotation ETF may be directly affected by the performance of SPDR. The financial statements of SPDR, including the portfolio of investments, can be found at SPDR’s website, www.spdr.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the RH Tactical Rotation ETF’s financial statements.  As of May 31, 2022, the RH Tactical Rotation ETF’s net assets invested in SPDR were 63.75%.

10.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETFs.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the ETFs, and others that provide for general indemnifications. The ETFs’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETFs.  The ETFs expect the risk of loss to be remote.
(Continued)

Adaptive ETFs
Notes to Financial Statements

As of May 31, 2022

11.	Reorganizations

At a meeting held on September 24, 2020 and in a written consent dated October 8, 2020, the Board of Trustees of the Starboard Investment Trust (the “Board”) approved the reorganization of the Adaptive Growth Opportunities Fund into an exchange traded fund, At a meeting held on March 11, 2021, the Board approved the reorganization of the Adaptive Hedge High Income Fund, Adaptive Fundamental Growth Fund, Adaptive Hedged Multi-Asset Income Fund, Adaptive Tactical Outlook Fund, and the Adaptive Tactical Rotation Fund (together with the Adaptive Growth Opportunities Fund, collectively, the “Adaptive Mutual Funds”) into exchange-traded funds (the “Reorganizations”). The Reorganizations occurred pursuant to an Agreement and Plan of Reorganization, whereby the Adaptive Mutual Funds transferred all of their assets and liabilities to corresponding ETFs in tax-free reorganizations.   The investment objectives, principal investment strategies, and portfolio management of each ETF remained the same after the Reorganizations.  A Combined Information Statement and Prospectus containing information on each ETF, reasons for the proposed Reorganizations and benefits to the Adaptive Mutual Funds’ shareholders were mailed prior to the consummation of the Reorganizations to shareholders of the Adaptive Mutual Funds.
The Adaptive Mutual Funds reorganized into the ETFs as follows:

Mutual Fund Name	ETF Name	Date of Conversion
Adaptive Hedged High Income Fund	Adaptive High Income ETF	November 12, 2021
Adaptive Fundamental Growth Fund	AI Quality Growth ETF	November 5, 2021
Adaptive Hedged Multi-Asset Income Fund	RH Hedged Multi-Asset Income ETF	November 12, 2021
Adaptive Tactical Outlook Fund	RH Tactical Outlook ETF	November 5, 2021
Adaptive Tactical Rotation Fund	RH Tactical Rotation ETF	November 5, 2021

12.	Subsequent Events

Distributions
Per share distributions during the subsequent period were as follows:

Fund	Record Date	Ex-Date	Payable Date	Ordinary Income
Adaptive High Income ETF	6/30/2022	6/29/2022	7/1/2022	$0.033500
RH Hedged Multi-Asset Fixed Income ETF	6/30/2022	6/29/2022	7/1/2022	$0.078500
Adaptive High Income ETF	7/29/2022	7/28/2022	8/1/2022	$0.01650
RH Hedged Multi-Asset Fixed Income ETF	7/29/2022	7/28/2022	8/1/2022	$0.07650

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Adaptive Alpha Opportunities ETF, Adaptive High Income ETF, AI Quality Growth ETF, RH Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and RH Tactical Rotation ETF

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Adaptive Alpha Opportunities ETF (formerly, Adaptive Growth Opportunities ETF), Adaptive High Income ETF (formerly, Adaptive Hedged High Income Fund), AI Quality Growth ETF (formerly, Adaptive Fundamental Growth Fund), RH Hedged Multi-Asset Income ETF (formerly, Adaptive Hedged Multi-Asset Income Fund), RH Tactical Outlook ETF (formerly, Adaptive Tactical Outlook Fund), and RH Tactical Rotation ETF (formerly, Adaptive Tactical Rotation Fund), each a series of shares of beneficial interest in Starboard Investment Trust (the “Funds”), including the schedules of investments, as of May 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds' management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
August 5, 2022

Adaptive Funds

Additional Information (Unaudited)

As of May 31, 2022

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the ETFs’ Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how each ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETFs at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

Each ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  Each ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each ETF’s fiscal period end regarding the federal tax status of certain distributions received by shareholders during each fiscal period.

Each of the ETFs listed below had the following distribution information for the fiscal year ended May 31, 2022.

	Ordinary Income	Long-Term Capital Gains
Adaptive Alpha Opportunities ETF	$7,094,566	$6,123,999
Adaptive High Income ETF	$ 839,266	-
AI Quality Growth ETF	-	$8,980,801
RH Hedged Multi-Asset Income ETF	$2,802,515	-
RH Tactical Outlook ETF	-	-
RH Tactical Rotation ETF	-	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the ETFs, you incur ongoing costs, including management fees and other ETF expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in the ETFs and to compare these costs with the ongoing costs of investing in other mutual funds and/or exchange-traded products.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 through May 31, 2022.

Adaptive Funds

Additional Information (Unaudited)

As of May 31, 2022

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Actual Return
ETF	Beginning Value 12/31/2021	Ending Value 5/31/2022	Expense Paid During Period*	Annualized Expense Ratio*
Adaptive Alpha Opportunities ETF	$1,000.00	$919.50	$5.65	1.18%
Adaptive High Income ETF	1,000.00	917.70	3.84	0.80%
AI Quality Growth ETF	1,000.00	884.50	5.20	1.11%
RH Hedged Multi-Asset Income ETF	1,000.00	929.20	4.93	1.02%
RH Tactical Outlook ETF	1,000.00	949.50	6.12	1.26%
RH Tactical Rotation ETF	1,000.00	953.60	6.11	1.25%

Hypothetical Return
ETF	Beginning Value 12/31/2021	Ending Value 5/31/2022	Expense Paid During Period*	Annualized Expense Ratio*
Adaptive Alpha Opportunities ETF	$1,000.00	$1,038.19	$6.00	1.18%
Adaptive High Income ETF	1,000.00	1,041.97	4.09	0.80%
AI Quality Growth ETF	1,000.00	1,038.93	5.63	1.11%
RH Hedged Multi-Asset Income ETF	1,000.00	1,039.76	5.21	1.02%
RH Tactical Outlook ETF	1,000.00	1,037.40	6.40	1.26%
RH Tactical Rotation ETF	1,000.00	1,037.46	6.37	1.25%
*Expenses are equal to the average account value over the period multiplied by each ETF’s annualized expense ratio, multiplied by the number of days in the most recent period, divided by the number of days in the fiscal year (to reflect the six month period).

5.	Approval of Investment Advisory Agreement

Investment Advisory Agreement with the Advisor
In connection with the regular Board meeting held on March 11, 2021, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the ETFs (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

Adaptive Funds

Additional Information (Unaudited)

As of May 31, 2022

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)  Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the ETFs including, without limitation, the quality of its investment advisory services; assuring compliance with the ETFs’ investment objectives, policies and limitations; and its coordination of services for the ETFs among the ETFs’ service providers.  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and financial condition.

The Board concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the ETFs.

(ii) Performance.  The Trustees compared the performance of the Funds with the performance of applicable peer group data (e.g., Morningstar/Lipper peer group average).

Adaptive Hedged Multi-Asset Income Fund: The Trustees noted that the Fund had underperformed the category for all periods.  The Trustees noted that the Fund had underperformed the mutual fund and ETF peer group and category averages for the 1-year period.  The Fund also underperformed the category average for the 5-year, 10-year and since inception periods but outperformed the peer group average for the 5-year and 10-year periods.  The Trustees noted that the Advisor believed that the underperformance was largely due to investments in mortgage bonds, which did not benefit as interest rates dropped significantly from the COVID-19 pandemic and government intervention.

Adaptive Fundamental Growth Fund: The Trustees noted that the Fund outperformed the mutual fund and ETF peer group for all periods but underperformed the category for all periods.  The Trustees noted that the Advisor believed that the Fund was not properly categorized by Lipper.

Adaptive Hedged High Income Fund: The Trustees noted that the Fund had outperformed the mutual fund peer group and category averages for all periods but underperformed the ETF peer group average for the 1-year period.  The Trustees considered the Advisor’s explanation that the Fund had added defensive protection which had reduced drawdown but gave up some performance.

Adaptive Tactical Rotation Fund: The Trustees noted that the Fund underperformed the category average for all periods, underperformed the mutual fund and ETF peer group averages for the for the 1-year period, underperformed the mutual fund peer group average but outperformed the ETF peer group average for the 5-year period and outperformed the mutual fund and ETF peer group averages for the since inception period.  The Trustees considered the Advisor’s explanation that the underperformance was due to defensive positioning throughout the year due to COVID-19 concerns.

Adaptive Tactical Outlook Fund: The Trustees noted that the Fund underperformed the category average for all periods, underperformed the mutual fund and ETF peer group averages for the for the 1-year period, outperformed the mutual fund and ETF peer group averages for the for the 5-year and since-inception periods.  The Trustees considered that the Advisor believed the Fund was performing as expected for its strategy against its peer group.  The Trustees considered the Advisor’s explanation that the underperformance was due to defensive positioning throughout the year due to COVID-19 concerns.

The Trustees also considered the consistency of the Advisor’s management of the Funds with their investment objectives, policies, and limitations. After reviewing the investment performance of the Funds, the Advisor’s experience managing the Funds, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the Funds and the Advisor was satisfactory.

(iii) Fees and Expenses.  The Trustees compared the advisory fee and expense ratio of the ETFs to other comparable funds.  The Board noted that for the Adaptive Hedged Multi-Asset Income ETF and Adaptive High Income ETF management fee was the same as the mutual fund peer group average and higher than the mutual fund and ETF category average and the net expense ratio was lower than the mutual fund peer group average but higher than the category average and the ETF peer group average.  The Board noted that for the AI Quality Growth ETF, RH Tactical Rotation ETF and RH Tactical Outlook ETF the management fee and net expense ratio was above the mutual fund and ETF peer group and category averages.  The Board considered the Advisor’s explanation that the majority of ETFs are large institutional fund providers and that there were fewer small ETF providers to make a meaningful comparison.  The Board noted the uniqueness of the strategies of the Fund and that the management fee would not be changing in connection with the reorganization in evaluating the reasonableness of the proposed management fee for the Fund.

Adaptive Funds

Additional Information (Unaudited)

As of May 31, 2022

Following this comparison, and upon further consideration and discussion of the foregoing, the Board determined that the fees to be paid to the Advisor were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(iv) Profitability.  The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETFs. The Trustees noted that the Advisor anticipated a modest profit during the second 12 months in connection with the Adaptive Hedged Multi-Asset Income ETF and in the first and second 12 months of in connection with the AI Quality Growth ETF.  The Board considered the quality of the Advisor’s service to the ETFs, and after further discussion, concluded that the Advisor’s level of profitability was not excessive.

(v) Economies of Scale.  The Trustees noted that the ETFs would not immediately realize economies of scale upon reorganization. The Trustees reviewed the ETFs’ fee arrangements for breakpoints or other provisions that would allow the ETFs’ shareholders to benefit from economies of scale in the future as the ETFs grow.  The Trustees determined that the maximum management fee would remain the same regardless of the ETFs’ asset levels.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETFs grow.

Conclusion.  Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the proposed Investment Advisory Agreement was in the best interest of the shareholders of the ETFs.

6.	Information about Trustees and Officers

The business and affairs of the ETFs and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and ETFs is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the ETFs includes additional information about the Trustees and officers and is available, without charge, upon request by calling the ETFs toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $50,992 during the fiscal year ended May 31, 2022 for their services to the ETFs and Trust.

Adaptive Funds

Additional Information (Unaudited)

As of May 31, 2022

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolio s in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Retired Executive/Private Investor	14
Independent Trustee of the Brown Capital Management Mutual Funds for all its series from 2011 to present, Centaur Mutual Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2016 to present (all registered investment companies), and WST Investment Trust for all its series (all registered investment companies) from 2013 to present.  Member of Board of Directors of Communities in Schools of N.C. from 2001 to present. Member of Board of Directors of Investors Title Company from 2010 to present. Member of Board of Directors of AAA Carolinas from 2011 to present. Previously, Independent Trustee of the Hillman Capital Management Trust from 2009 to 2021. Previously, Independent Trustee of the Leeward Investment Trust from 2018 to 2020. Previously, member of Board of Directors of M&F Bancorp Mechanics & Farmers Bank from 2009 to 2019. Previously, member of Board of Visitors of North Carolina Central University School of Business from 1990 to 2016. Previously, Board of Directors of NC Mutual Life Insurance Company from 2004 to 2016.

Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	14
Independent Trustee of ETF Opportunities Trust for all its series from 2019 to present, World Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2002 to present, and Hillman Capital Management Investment Trust for all its series from 2000 to present (all registered investment companies). Senior Partner of Community Financial Institutions Consulting from 1997 to present. Previously, Independent Trustee of the Leeward Investment Trust from 2011 to 2021. Previously, Partner at Pikar Properties from 2001 to 2017.

Michael G. Mosley (01/1953)	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	14	None.
J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	14	None.

Adaptive Funds

Additional Information (Unaudited)

As of May 31, 2022
Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Assistant Secretary, Principal Accounting Officer and Principal Financial Officer	Since 05/15	Managing Director of Fund Administration, The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Andrea M. Knoth (09/1983)	Chief Compliance Officer	Since 06/22
Director of Compliance, The Nottingham Company since 2022. Formerly, Senior Fund Compliance Administrator, Ultimus Fund Solutions from 2019 to 2022. Formerly, Associate Director of Operational Compliance, Barings from 2018 to 2019. Formerly, Senior Fund Compliance Administrator, Gemini Fund Services from 2012 to 2018.

The Adaptive ETFs are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services 116 South Franklin Street Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Adaptive Investments, LLC 12600 Deerfield Parkway Suite #100 Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @:	World Wide Web @:

ncfunds.com	adaptivefunds.com

(b) Not applicable.
Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1)
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.
As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr.  Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the AI Quality Growth ETF, Adaptive Alpha Opportunities ETF, Adaptive High Income ETF, RH Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and RH Tactical Rotation ETF (the “Funds”), each a series of the Trust, for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audit of the registrants’ financial statements and for services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Funds	May 31, 2022	May 31, 2021
AI Quality Growth ETF	$12,250	$12,250
Adaptive Alpha Opportunities ETF	$12,250	$12,250
Adaptive High Income ETF	$12,250	$12,250
RH Hedged Multi-Asset Income ETF	$12,250	$12,250
RH Tactical Outlook ETF	$12,250	$12,250
RH Tactical Rotation ETF	$12,250	$12,250

(b)
Audit-Related Fees – Audit-Related fees billed for the Funds for the last two fiscal years are reflected in the table below.  These amounts represent fees billed each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with two semi-annual examinations and a surprise examination of the 17f-1 security counts.

Funds	May 31, 2022	May 31, 2021
AI Quality Growth ETF	$5,500	$0
Adaptive Alpha Opportunities ETF	$5,500	$5,500
Adaptive High Income ETF	$0	$0
RH Hedged Multi-Asset Income ETF	$0	$0
RH Tactical Outlook ETF	$5,500	$0
RH Tactical Rotation ETF	$5,500	$0

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Funds’ federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Funds	May 31, 2022	May 31, 2021
AI Quality Growth ETF	$2,500	$2,500
Adaptive Alpha Opportunities ETF	$2,500	$2,500
Adaptive High Income ETF	$2,500	$2,500
RH Hedged Multi-Asset Income ETF	$2,500	$2,500
RH Tactical Outlook ETF	$2,500	$2,500
RH Tactical Rotation ETF	$2,500	$2,500

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended May 31, 2021, and May 31, 2022, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed in each of the last two fiscal years ended by the Accountant for services rendered are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Funds’ investment adviser, or any other entity controlling, controlled by, or under common control with the Funds’ investment adviser.

Funds	May 31, 2022	May 31, 2021
AI Quality Growth ETF	$2,500	$2,500
Adaptive Alpha Opportunities ETF	$2,500	$2,500
Adaptive High Income ETF	$2,500	$2,500
RH Hedged Multi-Asset Income ETF	$2,500	$2,500
RH Tactical Outlook ETF	$2,500	$2,500
RH Tactical Rotation ETF	$2,500	$2,500

(h)	Not applicable.
Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant's audit committee members are James H. Speed, Jr., J. Buckley Strandberg, Michael G. Mosely, and Theo H. Pitt, Jr.

(b)	Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

Date:	August 9, 2022	By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	August 9, 2022	By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	August 9, 2022	By:	/s/ Ashley H. Lanham
Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer